DoubleLine Flexible Income Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 4.5%
2,143,988	American Airlines, Inc.	5.25%		01/15/2024	2,162,335
650,000	Amur Equipment Finance Receivables LLC, Series 2021-1A-E	4.13	% (a)	03/20/2028	628,917
513,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A-C	3.77	% (a)	03/15/2027	492,107
723,750	CAL Funding Ltd., Series 2020-1A-B	3.50	% (a)	09/25/2045	656,167
2,468,915	Castlelake Aircraft Securitization Trust, Series 2018-1-B	5.30	% (a)	06/15/2043	1,901,171
690,550	Diamond Resorts Owner Trust, Series 2021-1A-D	3.83	% (a)	11/21/2033	633,478
6,250,000	ExteNet LLC, Series 2019-1A-C	5.22	% (a)	07/25/2049	6,084,989
1,855,212	Jersey Mike’s Funding, Series 2019-1A-A2	4.43	% (a)	02/15/2050	1,762,416
1,047,614	JOL Air Ltd., Series 2019-1-B	4.95	% (a)	04/15/2044	816,350
1,750,000	Lendingpoint Asset Securitization Trust, Series 2022-C-B	7.46	% (a)	02/15/2030	1,754,304
1,070,294	Loanpal Solar Loan Ltd., Series 2021-1GS-C	3.50	% (a)	01/20/2048	673,122
2,941,679	Lunar Structured Aircraft Portfolio Notes, Series 2021-1-C	5.68	% (a)(b)	10/15/2046	2,538,407
750,411	Mosaic Solar Loan Trust, Series 2018-1A-C	0.00	% (a)(c)	06/22/2043	687,859
5,499,701	Pagaya AI Debt Selection Trust, Series 2021-3-C	3.27	% (a)	05/15/2029	4,632,049
1,350,000	Pagaya AI Debt Selection Trust, Series 2021-5-CERT	0.00	% (a)(b)(d)	08/15/2029	125,839
3,704,735	Regional Ltd., Series 2021-1A-A	5.75%		04/15/2041	3,392,033
2,000,000	Retained Vantage Data Centers Issuer LLC, Series 2023-1A-B	5.75	% (a)	09/15/2048	1,856,916
1,750,000	Upstart Securitization Trust, Series 2021-3-C	3.28	% (a)	07/20/2031	1,637,579
4,405,395	Vivint Solar Financing LLC, Series 2018-1A-A	4.73	% (a)	04/30/2048	4,123,763
10,425,930	WAVE LLC, Series 2019-1-C	6.41	% (a)(b)	09/15/2044	1,433,899
999,268	Willis Engine Structured Trust, Series 2018-A-A	4.75	% (a)(e)	09/15/2043	880,156
1,650,361	Zephyrus Capital Aviation Partners Ltd., Series 2018-1-A	4.61	% (a)	10/15/2038	1,477,068

Total Asset Backed Obligations (Cost $53,845,239)					40,350,924

Bank Loans - 9.0%
202,500	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.75%, 0.75% Floor)	10.43%		04/20/2028	208,338
364,088	Access CIG LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.00%, 0.50% Floor)	10.39%		08/15/2028	365,151
666,537	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	9.15	% (o)	02/16/2027	666,361
186,200	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.50% Floor)	9.69	% (o)	02/15/2027	187,015
340,104	Acuris Finance, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.50%		02/16/2028	340,477
184,389	ADMI Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.21%		12/23/2027	175,746
877,060	AI Aqua Merger Sub, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.09%		07/31/2028	878,823
231,475	Air Canada, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.75% Floor)	9.14%		08/11/2028	232,469
94,964	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	11.23	% (f)(o)	04/22/2024	14,324

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
383,724	AlixPartners LLP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	8.22%		02/04/2028	385,019
413,963	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%)	8.85%		11/06/2030	416,318
522,007	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.21%		05/12/2028	520,655
337,827	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.97%		08/17/2028	338,743
104,475	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%)	9.21%		05/31/2030	105,259
189,050	Altice France S.A. (3 Month Secured Overnight Financing Rate + 5.50%)	10.89%		08/15/2028	170,381
81,792	AMC Entertainment Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.44%		04/22/2026	68,552
434,547	American Airlines, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%)	8.87%		06/04/2029	436,022
301,625	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.25%, 0.75% Floor)	11.91%		10/20/2028	253,893
119,578	American Trailer World Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.20%		03/03/2028	117,502
122,500	Apple Bidco LLC (1 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	8.22%		09/22/2028	122,539
440,208	Applied Systems, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.85%		09/19/2026	442,759
315,000	Applied Systems, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.75%, 0.75% Floor)	12.10%		09/17/2027	317,559
	APX Group, Inc., Senior Secured First Lien Term Loan
76	(Prime Rate + 2.25%, 0.50% Floor)	10.75%		07/10/2028	77
161,211	(3 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.92%		07/10/2028	161,513
422,846	Ascend Learning LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.96%		12/11/2028	416,269
103,216	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.75%, 0.50% Floor)	11.21%		12/10/2029	89,521
275,000	Aspen Dental Management, Inc.	11.11	% (g)	12/23/2027	271,563
276,974	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%)	8.97%		02/12/2027	277,945
142,825	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.86%		02/12/2027	143,325
24,928	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.22%		02/12/2027	25,057
234,126	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.25%, 0.50% Floor)	10.86%		10/25/2028	152,670
143,904	Asurion LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	8.72%		12/23/2026	143,824
263,072	Asurion LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	8.72%		07/30/2027	261,531
29,850	Asurion LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%)	9.70%		08/21/2028	29,786
50,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%)	10.72%		01/31/2028	47,791

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
165,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%)	10.72%	01/22/2029	156,118
859,883	Athenahealth Group Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.60%	02/15/2029	857,303
278,170	Aveanna Healthcare LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.24%	07/17/2028	259,692
118,610	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.00%, 0.50% Floor)	12.54%	12/10/2029	88,167
349,537	Bally’s Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.93%	10/02/2028	332,228
402,753	Bausch & Lomb Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.76%	05/10/2027	399,483
184,538	Bausch & Lomb Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%)	9.36%	09/29/2028	184,768
270,472	BCP Renaissance Parent LLC, Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 1.00% Floor)	8.87%	10/31/2028	271,402
337,753	BCPE Empire Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.50% Floor)	10.10%	12/11/2028	339,083
655,000	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%)	9.60%	12/29/2028	660,649
144,638	Brand Industrial Services, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.50%, 0.50% Floor)	10.88%	07/25/2030	144,134
39,062	Bright Bidco B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 1.00% + 1.00% PIK, 1.00% Floor)	13.35%	10/29/2027	13,900
388,627	Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	8.22%	08/01/2025	390,101
140,291	Brown Group Holding LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	8.21%	06/07/2028	140,611
99,250	Caesars Entertainment, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.71%	02/06/2030	99,646
47,875	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%)	7.47%	08/12/2026	48,017
374,872	Camelot US Acquisition Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.47%	10/30/2026	375,856
79,600	Carnival Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.75% Floor)	8.32%	08/09/2027	79,898
476,623	Carnival Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.75% Floor)	8.72%	10/18/2028	478,015
522,344	Castle US Holding Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%)	9.40%	01/29/2027	369,279
388,656	Castlelake Aviation LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	8.42%	10/22/2026	389,897
865,030	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%, 0.50% Floor)	7.47%	02/22/2028	850,648
423,124	Cengage Learning, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.75%, 1.00% Floor)	10.41%	07/14/2026	425,000
428,238	Central Parent, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%)	9.35%	07/06/2029	431,158
263,655	Chariot Buyer LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.71%	10/23/2028	263,373

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
475,000	Charter Communications Operating LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%)	7.36%		12/09/2030	474,174
439,500	Charter Next Generation, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.21%		12/01/2027	442,043
1,712,111	CHG Healthcare Services, Inc, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.72%		09/29/2028	1,716,777
333,282	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.46%		12/08/2028	334,115
513,713	Clarios Global LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%)	9.11%		05/06/2030	515,510
354,254	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%)	9.14%		08/21/2026	351,227
124,466	ClubCorp Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.00%)	10.65%		09/18/2026	120,538
343,270	Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.18%, 0.50% Floor)	9.63%		04/13/2029	345,201
240,104	CMG Media Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%)	8.95%		12/17/2026	223,297
342,449	CNT Holdings Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.75% Floor)	8.93%		11/08/2027	343,543
20,348	Columbus McKinnon Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	8.39%		05/15/2028	20,424
194,285	CommScope, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	8.72%		04/06/2026	174,249
332,458	Compass Power Generation LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	9.71%		04/16/2029	334,453
261,133	Connect US Finco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 1.00% Floor)	8.85%		12/11/2026	261,551
135,450	Conservice Midco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%)	9.71%		05/13/2027	135,986
	Constant Contact, Inc.			02/10/2028
143,428	(3 Month LIBOR USD + 4.00%)	9.20	% (o)	02/10/2028	140,559
125,157	(3 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.69%		02/10/2028	122,654
455,340	Corelogic, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.97%		06/02/2028	444,336
148,852	Cornerstone Building Brands, Inc, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.67%		04/12/2028	149,147
199,482	Cornerstone Building Brands, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.22%		10/16/2028	193,498
360,000	CQP Holdco LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.36%		12/31/2030	361,269
189,031	Cross Financial Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.46%		09/15/2027	189,503
319,171	CSC Holdings LLC, Senior Secured First Lean Term Loan (1 Month LIBOR USD + 2.50%)	7.98	% (o)	04/15/2027	302,948
253,725	Curium BidCo SARL (3 Month Secured Overnight Financing Rate + 4.50%)	9.89%		07/31/2029	253,885

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
356,320	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.00%, 1.00% Floor)	10.50	% (f)	05/01/2024	226,714
276,858	DCert Buyer, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%)	9.35%		10/16/2026	274,986
95,000	DCert Buyer, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 7.00%)	12.36%		02/16/2029	86,925
434,967	Deerfield Dakota Holding LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	9.10%		04/09/2027	431,705
243,713	DexKo Global, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.36%		10/04/2028	242,799
45,000	DG Investment Intermediate Holdings 2, Inc. (1 Month Secured Overnight Financing Rate + 6.75%, 0.75% Floor)	12.22%		03/29/2029	40,800
384,609	DG Investment Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.22%		03/31/2028	382,069
121,344	Diamond Sports Group LLC (1 Month Secured Overnight Financing Rate + 5.25%)	8.70	% (f)	08/24/2026	5,764
355,456	DirectTV Financing LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.00%, 0.75% Floor)	10.65%		08/02/2027	356,101
358,916	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%)	9.35%		08/24/2028	360,292
268,629	EAB Global, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.97%		08/16/2028	268,629
136,161	Echo Global Logistics, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.96%		11/24/2028	133,550
217,385	Ecovyst Catalyst Technologies LLC (3 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	7.98%		06/09/2028	218,011
64,692	EG Group Ltd., Senior Secured First Lien Term Loan (Daily Secured Overnight Financing Rate + 5.50%)	11.24%		02/07/2028	63,722
210,165	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%, 0.75% Floor)	10.72%		07/28/2028	210,866
67,216	Element Materials Technology Group US Holdings, Inc., Senior Secured First Lien Delayed-Draw Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.74%		06/22/2029	66,796
145,634	Element Materials Technology Group US Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.74%		06/22/2029	144,724
149,770	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	7.72%		12/22/2027	149,957
131,963	Everi Holdings, Inc. Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	7.97%		08/03/2028	132,532
261,592	EW Scripps Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.56%, 0.75% Floor)	8.03%		05/01/2026	261,184
1,718,622	Fertitta Entertainment LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.36%		01/29/2029	1,721,578
289,838	FINThrive Software Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.47%		12/18/2028	231,725
187,311	First Advantage Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%)	8.22%		01/29/2027	188,083
59,850	Focus Financial Partners, Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.86%		06/30/2028	60,080

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
106,058	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 8.00%, 1.50% Floor)	13.45	% (b)	06/30/2027	106,058
49,750	Fortrea Holdings, Inc., Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.11%		07/01/2030	49,771
282,520	Freeport LNG Investments LLP, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	9.18%		12/21/2028	282,798
517,984	Gainwell Acquisition Corporation (3 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.45%		10/01/2027	505,035
180,000	Garda World Security Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%)	9.72%		10/30/2026	180,549
222,188	Garda World Security Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%)	9.62%		02/01/2029	222,802
93,813	Gates Global LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.35%		11/16/2029	94,223
159,682	Getty Images, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%)	9.95%		02/19/2026	160,620
120,737	GIP II Blue Holding LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.50%, 1.00% Floor)	9.96%		09/29/2028	121,450
155,000	GIP Pilot Acquisition Partners LP, Term Loan (3 Month Secured Overnight Financing Rate + 3.00%)	8.39%		09/30/2030	155,235
504,208	Gogo Intermediate Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.22%		04/28/2028	505,981
181,402	GoTo Group, Inc. (3 Month Secured Overnight Financing Rate + 4.75%)	10.28%		08/31/2027	120,892
170,271	Grab Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.50%, 1.00% Floor)	9.97%		01/29/2026	171,229
520,137	Graham Packaging Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.75% Floor)	8.47%		08/04/2027	521,487
430,000	GRCR W Merger Sub LLC, Senior Secured First Lean Term Loan	8.36	% (g)	09/20/2030	432,419
499,240	Great Outdoors Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.22%		03/06/2028	499,864
446,898	Greeneden US Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.47%		12/01/2027	449,171
67,631	Greystone Select Financial LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.00%, 0.75% Floor)	10.66%		06/16/2028	67,293
867,740	Grifols Worldwide Operations USA, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.00%)	7.54%		11/15/2027	868,825
165,788	Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	8.22%		10/19/2027	165,817
160,000	Helios Software Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%)	9.70%		07/18/2030	160,117
184,180	Hexion Holdings Corporation, Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	10.02%		03/15/2029	177,438
109,377	H-Food Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.69%)	9.34%		05/23/2025	88,018
348,955	Hightower Holding LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.64%		04/21/2028	348,229
305,000	HomeServe USA Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.36%		10/21/2030	306,334

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
74,813	HUB International Ltd., Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.75% Floor)	9.66%	06/20/2030	75,228
437,805	Hunter Douglas Holding B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.88%	02/26/2029	436,930
160,836	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.47%	05/01/2026	139,434
323,375	Ineos US Finance LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%)	8.95%	02/19/2030	324,183
295,164	ION Trading Technologies SARL (3 Month Secured Overnight Financing Rate + 4.75%)	10.20%	03/31/2028	295,879
830,951	IRB Holding Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.75% Floor)	8.46%	12/15/2027	833,324
225,000	Iron Mountain, Inc. (1 Month Secured Overnight Financing Rate + 2.25%)	7.60%	01/31/2031	225,352
115,635	Ivanti Software, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.75% Floor)	9.91%	12/01/2027	110,080
388,471	Jazz Pharmaceuticals, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.96%	05/05/2028	390,978
386,113	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.75%, 0.75% Floor)	10.39%	07/07/2028	26,752
401,671	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.22%	03/24/2026	400,934
119,386	Kleopatra Finco SARL (6 Month Secured Overnight Financing Rate + 4.73%, 0.50% Floor)	10.48%	02/12/2026	113,007
347,964	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.36%	12/22/2026	348,301
149,237	LaserShip, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.50%, 0.75% Floor)	10.40%	05/08/2028	137,484
276,455	LBM Acquisition LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.21%	12/17/2027	273,820
136,259	Level 3 Financing, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	7.21%	03/01/2027	130,225
510,000	LifePoint Health, Inc., Term Loan (3 Month Secured Overnight Financing Rate + 5.50%)	11.17%	11/16/2028	509,426
231,475	Light & Wonder International, Inc. (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.46%	04/16/2029	232,488
886,551	Lummus Technology Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%)	8.97%	06/30/2027	889,268
856,540	Madison IAQ LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.72%	06/21/2028	855,079
167,196	Maravai Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.40%	10/19/2027	163,714
1,717,927	Mavis Tire Express Services Topco Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.47%	05/04/2028	1,723,295
340,403	McAfee Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.19%	03/01/2029	339,907
628,704	Medline Borrower LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.47%	10/23/2028	632,583
236,660	MIC Glen LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.72%	07/21/2028	236,808

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
288,454	Michaels Stores, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.75% Floor)	9.86%	04/14/2028	240,571
105,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.25%, 1.00% Floor)	10.77%	06/21/2027	108,750
378,133	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%)	10.21%	03/27/2026	378,706
280,361	Mirion Technologies (US), Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	8.36%	10/20/2028	281,657
392,072	Mitchell International, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.40%	10/16/2028	392,468
55,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.50%, 0.50% Floor)	12.15%	10/15/2029	54,158
347,900	Monogram Food Solutions LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.47%	08/28/2028	347,900
51,399	Nascar Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%)	7.97%	10/19/2026	51,659
198,825	NEP Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	8.59%	08/19/2026	190,949
280,328	Newfold Digital Holdings Group, Inc. (6 Month Secured Overnight Financing Rate + 3.50%, 0.75% Floor)	9.42%	02/10/2028	275,379
278,899	Nouryon Finance B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%)	9.35%	04/03/2028	280,337
345,554	Olympus Water US Holding Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.36%	11/09/2028	345,338
141,690	OMNIA Partners LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%)	9.63%	07/25/2030	142,753
496,704	OneDigital Borrower LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.71%	11/16/2027	497,017
430,018	Ontario Gaming GTA LP, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.64%	08/01/2030	432,398
517,138	Organon & Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.47%	06/02/2028	519,079
331,492	Oryx Midstream Services Permian Basin LLC (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.71%	10/05/2028	332,773
95,000	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%)	8.90%	10/24/2025	95,261
506,652	Packaging Coordinators Midco, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.75% Floor)	9.11%	11/30/2027	507,602
143,618	Packers Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.75% Floor)	8.69%	03/06/2028	91,269
253,066	Pactiv Evergreen Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.72%	09/20/2028	254,058
84,363	Par Petroleum, LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.74%	02/28/2030	84,510
845,696	Parexel International, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.72%	11/15/2028	851,722

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
176,504	PECF USS Intermediate Holding Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.89%	12/15/2028	138,656
391,085	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	8.17%	05/03/2029	392,508
398,563	Peraton Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.21%	02/01/2028	400,057
252,409	Perrigo Investments LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	7.46%	04/20/2029	252,514
848,630	PetSmart, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.21%	02/11/2028	840,568
95,000	PG&E Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	7.86%	06/23/2027	95,267
111,078	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00% + 4.00% PIK, 1.00% Floor)	7.46%	06/30/2028	103,580
327,048	Playa Resorts Holding B.V. (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.61%	01/05/2029	327,805
97,349	PointClickCare Technologies, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 3.00%, 0.75% Floor)	8.61%	12/29/2027	97,471
216,674	Polar US Borrower LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.75%)	10.24%	10/15/2025	148,747
259,712	Polaris Newco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.47%	06/02/2028	256,563
518,663	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%)	9.11%	07/31/2026	520,489
275,886	Pretium PKG Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.60% + 1.40% PIK, 1.00% Floor)	9.95%	10/02/2028	217,260
74,054	Pretium PKG Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.00% + 2.50% PIK, 1.00% Floor)	10.35%	10/02/2028	72,758
65,000	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.75%, 0.50% Floor)	12.21%	10/01/2029	25,861
1,724,170	Proofpoint, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.72%	08/31/2028	1,727,101
256,903	Pug LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%)	8.97%	02/12/2027	253,423
277,165	Pug LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.72%	02/16/2027	275,779
154,215	QUIKRETE Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%)	8.21%	03/19/2029	154,857
219,843	Radiate Holdco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.75% Floor)	8.72%	09/25/2026	177,077
187,419	Radiology Partners, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.25%)	10.18%	07/09/2025	152,103
856,550	RealPage, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.47%	04/24/2028	851,788
223,855	Restoration Hardware, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	7.97%	10/20/2028	218,371
312,626	Scientific Games Holdings LP, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.66%	04/04/2029	313,134

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
156,579	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	10.23	% (o)	11/01/2024	121,887
135,000	Simon & Schuster, Term Loan (3 Month Secured Overnight Financing Rate + 4.00%)	9.39%		10/30/2030	135,591
112,320	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%)	7.97%		09/30/2026	103,797
116,000	SkyMiles IP Ltd., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	9.17%		10/20/2027	118,960
301,884	SMG US Midco, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.50%)	8.14%		01/23/2025	302,676
520,029	Sophia LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.96%		10/07/2027	521,777
395,000	Sotera Health Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	8.39%		12/11/2026	395,328
520,362	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 1.00% Floor)	9.46%		10/05/2027	519,386
246,374	Spin Holdco, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.62%		03/06/2028	217,514
128,375	Spirit AeroSystems, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.63%		01/15/2027	128,963
1,742,114	SRS Distribution, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.97%		06/02/2028	1,747,201
153,821	Standard Aero Ltd. (1 Month Secured Overnight Financing Rate + 4.00%)	9.35%		08/24/2028	154,411
189,397	Staples, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	10.47	% (o)	04/16/2026	180,037
99,491	Starwood Property Mortgage LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.75% Floor)	8.71%		07/27/2026	99,492
845,103	Sunshine Luxembourg SARL (3 Month Secured Overnight Financing Rate + 3.50%, 0.75% Floor)	8.95%		10/01/2026	850,613
355,336	SWF Holdings Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.47%		10/06/2028	319,248
419,550	TAMKO Building Products LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%)	8.87%		09/13/2030	422,086
109,376	Team Health, Term Loan (3 Month Secured Overnight Financing Rate + 5.25%, 1.00% Floor)	10.63%		03/02/2027	83,837
195,868	Tecta America Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.46%		04/06/2028	196,665
145,676	Telesat LLC (3 Month Secured Overnight Financing Rate + 2.75%)	8.40%		12/07/2026	94,235
205,816	Tempo Acquisition LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	8.10%		08/31/2028	207,011
93,338	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.36%		01/18/2029	93,659
310,295	The Edelman Financial Engines Centre LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.75% Floor)	8.97%		04/07/2028	311,120
154,180	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.75%)	12.22%		07/20/2026	154,469
199,262	Tiger Acquisition LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.71%		06/01/2028	198,660
507,821	Titan Acquisition Ltd. (6 Month LIBOR USD + 3.00%)	8.73	% (o)	03/28/2025	507,770

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
323,981	TK Elevator Midco GMBH, Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	9.38%	07/30/2027	325,115
507,023	Transdigm, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%)	8.60%	08/24/2028	509,966
150,000	Transdigm, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%)	8.60%	02/28/2031	150,851
193,710	Travelport Finance (Luxembourg) SARL (3 Month Secured Overnight Financing Rate + 7.00%, 1.00% Floor)	12.65%	02/28/2025	188,006
87,539	Traverse Midstream Partners LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.24%	02/16/2028	87,794
341,204	TricorBraun Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.72%	03/03/2028	339,728
500,559	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.61%	09/15/2028	499,831
514,886	Triton Water Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.86%	03/31/2028	511,025
173,993	Uber Technologies, Inc. Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.75%)	8.13%	03/04/2030	174,700
380,011	UFC Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.75%, 0.75% Floor)	8.40%	04/29/2026	381,885
114,425	UKG, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.99%	05/04/2026	115,059
288,019	UKG, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%)	9.23%	05/04/2026	289,061
95,000	UKG, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.25%, 0.50% Floor)	10.76%	05/03/2027	95,365
91,618	Ultra Clean Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%)	9.21%	08/27/2025	91,885
509,201	United Airlines, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	9.22%	04/21/2028	511,747
197,930	Univision Communications, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.64%	06/24/2029	198,722
130,485	Upbound Group, Inc. (6 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	9.12%	02/17/2028	130,730
39,600	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.50% Floor)	10.11%	10/26/2026	38,313
458,087	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%)	9.47%	08/27/2025	460,185
193,028	Viad Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.00%, 0.50% Floor)	10.47%	07/31/2028	192,786
272,161	Vibrantz Technologies, Inc. (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.81%	04/23/2029	261,473
500,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 3.25%)	8.79%	03/31/2031	499,062
95,000	Vistra Operations Company LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%)	7.35%	12/20/2030	95,123
105,000	VT Topco, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.66%	08/09/2030	105,656
325,458	Wand NewCo, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%)	8.22%	02/05/2026	326,822

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
146,073	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.75%, 1.00% Floor)	11.39%		06/22/2026	146,475
222,894	WestJet Airlines Ltd. (1 Month Secured Overnight Financing Rate + 3.00%, 1.00% Floor)	8.46%		12/11/2026	222,860
835,413	Whatabrands LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.47%		08/03/2028	837,877
72,668	WWEX UNI TopCo Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	9.65%		07/26/2028	71,421
421,026	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.47%		03/09/2027	362,992
267,386	Zebra Buyer LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.89%		11/01/2028	266,864
235,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan	7.98	% (g)	04/28/2028	234,749

Total Bank Loans (Cost $80,408,045)					79,330,388

Collateralized Loan Obligations - 19.2%
2,000,000	AIMCO Ltd., Series 2021-15A-D (Secured Overnight Financing Rate 3 Month + 3.16%, 2.90% Floor)	8.56	% (a)	10/17/2034	1,964,153
2,000,000	Apidos, Series 2013-12A-DR (Secured Overnight Financing Rate 3 Month + 2.86%)	8.26	% (a)	04/15/2031	1,960,903
500,000	Bain Capital Credit Ltd., Series 2017-2A-DR2 (Secured Overnight Financing Rate 3 Month + 3.36%, 3.10% Floor)	8.74	% (a)	07/25/2034	488,896
1,250,000	Bain Capital Credit Ltd., Series 2021-7A-D (Secured Overnight Financing Rate 3 Month + 3.51%, 3.25% Floor)	8.92	% (a)	01/22/2035	1,221,864
1,737,500	Barings Ltd., Series 2015-2A-ER (Secured Overnight Financing Rate 3 Month + 6.71%)	12.13	% (a)	10/20/2030	1,625,838
3,770,000	BlueMountain Ltd., Series 2013-2A-DR (Secured Overnight Financing Rate 3 Month + 3.16%)	8.57	% (a)	10/22/2030	3,611,766
500,000	BlueMountain Ltd., Series 2015-3A-CR (Secured Overnight Financing Rate 3 Month + 2.86%)	8.28	% (a)	04/20/2031	471,070
1,000,000	BlueMountain Ltd., Series 2016-3A-DR (Secured Overnight Financing Rate 3 Month + 3.36%, 3.10% Floor)	8.74	% (a)	11/15/2030	941,612
1,000,000	BlueMountain Ltd., Series 2017-2A-C (Secured Overnight Financing Rate 3 Month + 3.26%)	8.68	% (a)	10/20/2030	941,628
1,000,000	Canyon Capital Ltd., Series 2012-1RA-D (Secured Overnight Financing Rate 3 Month + 3.26%)	8.66	% (a)	07/15/2030	978,778
2,000,000	Canyon Capital Ltd., Series 2014-1A-CR (Secured Overnight Financing Rate 3 Month + 3.01%, 2.75% Floor)	8.40	% (a)	01/30/2031	1,849,947
3,000,000	Canyon Capital Ltd., Series 2020-2A-DR (Secured Overnight Financing Rate 3 Month + 3.41%, 3.15% Floor)	8.81	% (a)	10/15/2034	2,942,218
2,500,000	Canyon Capital Ltd., Series 2021-4A-D (Secured Overnight Financing Rate 3 Month + 3.31%, 3.05% Floor)	8.71	% (a)	10/15/2034	2,445,750
1,000,000	Canyon Capital Ltd., Series 2021-4A-E (Secured Overnight Financing Rate 3 Month + 6.56%, 6.30% Floor)	11.96	% (a)	10/15/2034	952,661
1,000,000	Canyon Ltd., Series 2021-4A-B (Secured Overnight Financing Rate 3 Month + 1.96%, 1.70% Floor)	7.36	% (a)	10/15/2034	994,528
500,000	Carlyle Global Market Strategies Ltd., Series 2020-2A-CR (Secured Overnight Financing Rate 3 Month + 3.46%, 3.20% Floor)	8.84	% (a)	01/25/2035	489,181
3,500,000	Cathedral Lake Ltd., Series 2021-8A-C (Secured Overnight Financing Rate 3 Month + 2.88%, 2.62% Floor)	8.29	% (a)	01/20/2035	3,490,090
3,500,000	Cathedral Lake Ltd., Series 2021-8A-D1 (Secured Overnight Financing Rate 3 Month + 3.68%, 3.42% Floor)	9.09	% (a)	01/20/2035	3,404,281

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,500,000	Chenango Park Ltd., Series 2018-1A-C (Secured Overnight Financing Rate 3 Month + 3.26%, 3.00% Floor)	8.66	% (a)	04/15/2030	1,450,662
500,000	CIFC Funding Ltd., Series 2018-3A-D (Secured Overnight Financing Rate 3 Month + 3.11%)	8.51	% (a)	07/18/2031	496,477
1,000,000	CIFC Funding Ltd., Series 2019-3A-CR (Secured Overnight Financing Rate 3 Month + 3.31%, 3.05% Floor)	8.71	% (a)	10/16/2034	996,289
1,000,000	Dryden Ltd., Series 2019-68A-DR (Secured Overnight Financing Rate 3 Month + 3.61%, 3.35% Floor)	9.01	% (a)	07/15/2035	974,874
900,000	Dryden Ltd., Series 2020-77A-DR (Secured Overnight Financing Rate 3 Month + 3.26%, 3.26% Floor)	8.63	% (a)	05/20/2034	879,483
2,500,000	Dryden Senior Loan Fund, Series 2013-28A-B1LR (Secured Overnight Financing Rate 3 Month + 3.41%)	8.80	% (a)	08/15/2030	2,459,406
3,000,000	Dryden Senior Loan Fund, Series 2015-37A-DR (Secured Overnight Financing Rate 3 Month + 2.76%, 2.50% Floor)	8.16	% (a)	01/15/2031	2,924,097
1,000,000	Dryden Senior Loan Fund, Series 2016-45A-DR (Secured Overnight Financing Rate 3 Month + 3.41%, 3.15% Floor)	8.81	% (a)	10/15/2030	989,784
1,000,000	Dryden Senior Loan Fund, Series 2017-50A-D (Secured Overnight Financing Rate 3 Month + 3.51%, 3.25% Floor)	8.91	% (a)	07/15/2030	995,200
1,500,000	Greenwood Park Ltd., Series 2018-1A-D (Secured Overnight Financing Rate 3 Month + 2.76%)	8.16	% (a)	04/15/2031	1,448,149
308,104	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (Secured Overnight Financing Rate 3 Month + 5.26%)	10.65	% (a)(b)	04/28/2025	70,617
500,000	Halcyon Loan Advisors Funding Ltd., Series 2018-1A-A2 (Secured Overnight Financing Rate 3 Month + 2.06%, 1.80% Floor)	7.48	% (a)	07/21/2031	499,512
2,000,000	Hayfin Ltd., Series 2018-8A-B (Secured Overnight Financing Rate 3 Month + 1.74%, 1.48% Floor)	7.16	% (a)	04/20/2031	1,997,845
1,500,000	Highbridge Loan Management Ltd., Series 13A-18-D (Secured Overnight Financing Rate 3 Month + 3.26%, 3.00% Floor)	8.66	% (a)	10/15/2030	1,478,778
2,000,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (Secured Overnight Financing Rate 3 Month + 3.16%)	8.58	% (a)	10/20/2029	1,967,725
3,175,000	LCM LP, Series 14A-DR (Secured Overnight Financing Rate 3 Month + 3.01%)	8.43	% (a)	07/20/2031	2,857,394
1,250,000	LCM LP, Series 19A-E2 (Secured Overnight Financing Rate 3 Month + 5.96%, 5.70% Floor)	11.36	% (a)	07/15/2027	1,250,422
5,000,000	LCM LP, Series 26A-D (Secured Overnight Financing Rate 3 Month + 2.76%, 2.50% Floor)	8.18	% (a)	01/20/2031	4,566,412
1,500,000	LCM LP, Series 27A-D (Secured Overnight Financing Rate 3 Month + 3.21%)	8.61	% (a)	07/16/2031	1,341,293
4,500,000	Madison Park Funding Ltd., Series 2015-18A-BR (Secured Overnight Financing Rate 3 Month + 1.86%)	7.27	% (a)	10/21/2030	4,512,627
3,500,000	Magnetite Ltd., Series 2018-20A-D (Secured Overnight Financing Rate 3 Month + 2.76%)	8.18	% (a)	04/20/2031	3,455,134
1,750,000	Magnetite Ltd., Series 2019-23A-DR (Secured Overnight Financing Rate 3 Month + 3.31%, 3.05% Floor)	8.69	% (a)	01/25/2035	1,716,865
1,000,000	Marathon Ltd., Series 2017-9A-A2 (Secured Overnight Financing Rate 3 Month + 2.01%)	7.41	% (a)	04/15/2029	996,868
3,500,000	Marble Point Ltd., Series 2021-3A-D1 (Secured Overnight Financing Rate 3 Month + 3.76%, 3.50% Floor)	9.16	% (a)	10/17/2034	3,497,646
1,000,000	Myers Park Ltd., Series 2018-1A-D (Secured Overnight Financing Rate 3 Month + 3.31%, 3.05% Floor)	8.73	% (a)	10/20/2030	983,647
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2016-21A-DR2 (Secured Overnight Financing Rate 3 Month + 3.56%, 3.30% Floor)	8.98	% (a)	04/20/2034	984,798

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-DR (Secured Overnight Financing Rate 3 Month + 3.16%, 2.90% Floor)	8.56	% (a)	04/15/2034	3,895,003
1,500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-25A-DR (Secured Overnight Financing Rate 3 Month + 3.11%, 2.85% Floor)	8.51	% (a)	10/18/2029	1,465,408
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-26A-D (Secured Overnight Financing Rate 3 Month + 2.91%, 2.65% Floor)	8.31	% (a)	10/18/2030	970,616
1,500,000	Neuberger Berman Loan Advisers Ltd., Series 2018-28A-D (Secured Overnight Financing Rate 3 Month + 3.11%)	8.53	% (a)	04/20/2030	1,481,617
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2020-38A-DR (Secured Overnight Financing Rate 3 Month + 3.26%, 3.00% Floor)	8.68	% (a)	10/20/2035	977,360
4,500,000	Octagon Investment Partners Ltd., Series 2012-1A-CRR (Secured Overnight Financing Rate 3 Month + 4.16%, 3.90% Floor)	9.56	% (a)	07/15/2029	4,442,525
500,000	Octagon Investment Partners Ltd., Series 2014-1A-CR3 (Secured Overnight Financing Rate 3 Month + 3.01%, 2.75% Floor)	8.39	% (a)	02/14/2031	492,974
1,250,000	Octagon Investment Partners Ltd., Series 2017-1A-D (Secured Overnight Financing Rate 3 Month + 6.46%)	11.88	% (a)(b)	03/17/2030	1,127,257
2,000,000	Octagon Investment Partners Ltd., Series 2017-1A-DR (Secured Overnight Financing Rate 3 Month + 3.66%, 3.40% Floor)	9.08	% (a)	07/20/2030	1,987,058
4,000,000	Octagon Investment Partners Ltd., Series 2018-1A-C (Secured Overnight Financing Rate 3 Month + 2.86%, 2.60% Floor)	8.28	% (a)	01/20/2031	3,845,274
3,000,000	Octagon Investment Partners Ltd., Series 2018-2A-C (Secured Overnight Financing Rate 3 Month + 3.11%)	8.49	% (a)	07/25/2030	2,901,488
500,000	Octagon Investment Partners Ltd., Series 2019-1A-ER (Secured Overnight Financing Rate 3 Month + 7.26%, 7.00% Floor)	12.68	% (a)	01/20/2035	458,859
1,000,000	Octagon Investment Partners Ltd., Series 2020-2A-DR (Secured Overnight Financing Rate 3 Month + 3.56%, 3.30% Floor)	8.96	% (a)	07/15/2036	926,850
2,500,000	OHA Credit Funding Ltd., Series 2021-16A-E (Secured Overnight Financing Rate 3 Month + 6.36%, 6.10% Floor)	11.76	% (a)	10/18/2034	2,468,044
500,000	Park Avenue Institutional Advisers Ltd., Series 2021-2A-D (Secured Overnight Financing Rate 3 Month + 3.66%, 3.40% Floor)	9.06	% (a)	07/15/2034	492,948
4,000,000	RR Ltd., Series 2018-4A-C (Secured Overnight Financing Rate 3 Month + 3.21%, 0.26% Floor)	8.61	% (a)	04/15/2030	3,936,153
2,000,000	Sound Point Ltd., Series 2015-2A-DRRR (Secured Overnight Financing Rate 3 Month + 4.76%, 4.50% Floor)	10.18	% (a)	07/20/2032	1,854,846
6,000,000	Sound Point Ltd., Series 2019-2A-DR (Secured Overnight Financing Rate 3 Month + 3.56%, 3.30% Floor)	8.96	% (a)	07/15/2034	5,783,279
1,000,000	Sound Point Ltd., Series 2020-1A-DR (Secured Overnight Financing Rate 3 Month + 3.61%, 3.61% Floor)	9.03	% (a)	07/20/2034	931,693
5,000,000	Sound Point Ltd., Series 2020-2A-DR (Secured Overnight Financing Rate 3 Month + 3.61%, 3.35% Floor)	8.99	% (a)	10/25/2034	4,447,618
3,375,000	Sound Point Ltd., Series 2021-4A-D (Secured Overnight Financing Rate 3 Month + 3.66%, 3.66% Floor)	9.04	% (a)	10/25/2034	3,250,775
5,000,000	Steele Creek Ltd., Series 2019-2A-BR (Secured Overnight Financing Rate 3 Month + 2.11%, 1.85% Floor)	7.51	% (a)	07/15/2032	4,976,192
3,500,000	Steward Park Ltd., Series 2015-1A-DR (Secured Overnight Financing Rate 3 Month + 2.86%, 2.60% Floor)	8.26	% (a)	01/15/2030	3,316,951
1,500,000	Symphony Ltd., Series 2015-16A-DR (Secured Overnight Financing Rate 3 Month + 3.31%, 3.05% Floor)	8.71	% (a)	10/15/2031	1,375,218
2,000,000	THL Credit Wind River Ltd., Series 2013-2A-E1R (Secured Overnight Financing Rate 3 Month + 7.01%)	12.41	% (a)(b)	10/18/2030	1,741,844
2,000,000	THL Credit Wind River Ltd., Series 2014-1A-DRR (Secured Overnight Financing Rate 3 Month + 3.26%, 3.00% Floor)	8.66	% (a)	07/18/2031	1,825,663

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,000,000	THL Credit Wind River Ltd., Series 2014-2A-DR (Secured Overnight Financing Rate 3 Month + 3.16%, 2.90% Floor)	8.56	% (a)	01/15/2031	3,737,477
2,000,000	THL Credit Wind River Ltd., Series 2014-2A-ER (Secured Overnight Financing Rate 3 Month + 6.01%, 5.75% Floor)	11.41	% (a)(b)	01/15/2031	1,610,807
1,500,000	THL Credit Wind River Ltd., Series 2014-3A-DR2 (Secured Overnight Financing Rate 3 Month + 3.66%, 3.40% Floor)	9.07	% (a)	10/22/2031	1,375,546
2,000,000	THL Credit Wind River Ltd., Series 2017-1A-DR (Secured Overnight Financing Rate 3 Month + 3.98%, 3.72% Floor)	9.38	% (a)	04/18/2036	1,932,404
1,750,000	THL Credit Wind River Ltd., Series 2017-1A-ER (Secured Overnight Financing Rate 3 Month + 7.32%, 7.06% Floor)	12.72	% (a)	04/18/2036	1,573,938
1,500,000	THL Credit Wind River Ltd., Series 2017-4A-D (Secured Overnight Financing Rate 3 Month + 2.91%)	8.28	% (a)	11/20/2030	1,473,668
1,500,000	THL Credit Wind River Ltd., Series 2018-1A-D (Secured Overnight Financing Rate 3 Month + 3.16%)	8.56	% (a)	07/15/2030	1,430,875
3,500,000	THL Credit Wind River Ltd., Series 2018-2A-D (Secured Overnight Financing Rate 3 Month + 3.26%)	8.66	% (a)	07/15/2030	3,268,866
500,000	THL Credit Wind River Ltd., Series 2021-3A-D (Secured Overnight Financing Rate 3 Month + 3.61%, 3.35% Floor)	9.03	% (a)	07/20/2033	460,731
1,000,000	THL Credit Wind River Ltd., Series 2021-4A-D (Secured Overnight Financing Rate 3 Month + 3.46%, 3.20% Floor)	8.88	% (a)	01/20/2035	979,317
1,500,000	TIAA Ltd., Series 2017-2A-B (Secured Overnight Financing Rate 3 Month + 1.76%)	7.16	% (a)	01/16/2031	1,497,621
6,000,000	Trimaran CAVU LLC, Series 2019-1A-B (Secured Overnight Financing Rate 3 Month + 2.46%, 2.20% Floor)	7.88	% (a)	07/20/2032	6,028,903
500,000	Upland Ltd., Series 2016-1A-CR (Secured Overnight Financing Rate 3 Month + 3.16%)	8.58	% (a)	04/20/2031	489,732
500,000	Vibrant Ltd., Series 2015-3A-A2RR (Secured Overnight Financing Rate 3 Month + 2.11%, 0.26% Floor)	7.53	% (a)	10/20/2031	500,159
3,900,000	Voya Ltd., Series 2013-1A-CR (Secured Overnight Financing Rate 3 Month + 3.21%)	8.61	% (a)	10/15/2030	3,739,239
1,500,000	Voya Ltd., Series 2017-3A-CR (Secured Overnight Financing Rate 3 Month + 3.41%)	8.83	% (a)	04/20/2034	1,459,028

Total Collateralized Loan Obligations (Cost $176,056,358)					169,498,992

Foreign Corporate Bonds - 5.0%
44,000	1375209 B.C. Ltd.	9.00	% (a)	01/30/2028	42,938
349,000	Adani Electricity Mumbai Ltd.	3.95%		02/12/2030	286,187
300,000	Adani Electricity Mumbai Ltd.	3.87%		07/22/2031	233,328
1,136,000	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	932,498
200,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	178,311
200,000	Adani Ports & Special Economic Zone Ltd.	4.20%		08/04/2027	179,868
600,000	Adani Ports & Special Economic Zone Ltd.	4.38%		07/03/2029	526,496
400,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	305,592
400,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	367,334
600,000	AES Andes S.A. (5 Year Swap Rate USD + 4.64%)	7.13	% (a)	03/26/2079	576,969
200,000	Agrosuper S.A.	4.60%		01/20/2032	172,201
412,499	AI Candelaria Spain S.A.	7.50%		12/15/2028	391,334
500,000	AI Candelaria Spain S.A.	5.75%		06/15/2033	388,220
500,000	AI Candelaria Spain S.A.	5.75	% (a)	06/15/2033	388,220
200,000	Altice Financing S.A.	5.00	% (a)	01/15/2028	181,452
200,000	Altice France Holding S.A.	6.00	% (a)	02/15/2028	96,241

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
255,000	Altice France Holding S.A.	5.50	% (a)	10/15/2029	200,273
200,000	ARD Finance S.A. (7.25% PIK)	6.50	% (a)	06/30/2027	93,657
210,918	Avation Capital S.A. (9.00% PIK)	8.25	% (a)	10/31/2026	178,991
600,000	Banco Davivienda S.A. (10 Year CMT Rate + 5.10%)	6.65	% (a)(h)	04/22/2031	429,750
600,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	571,238
100,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 4.56%)	7.05%		04/03/2027	97,316
300,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 6.66%)	7.50%		04/16/2031	251,805
30,000	Banco Internacional del Peru S.A.A. Interbank (3 Month LIBOR USD + 5.76%)	6.63	% (o)	03/19/2029	29,886
1,200,000	Banco Internacional del Peru S.A.A. Interbank (5 Year CMT Rate + 3.71%)	4.00%		07/08/2030	1,150,056
800,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63	% (h)	01/10/2028	769,705
200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% (a)(h)	06/27/2029	188,952
200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% (h)	06/27/2029	188,952
500,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	463,867
700,000	Bank Hapoalim B.M.	3.26	% (a)(i)	01/21/2032	608,503
400,000	Bank Leumi (5 Year CMT Rate + 1.63%)	3.28	% (a)	01/29/2031	362,580
1,100,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	997,530
200,000	BBVA Bancomer S.A. (5 Year CMT Rate + 4.31%)	5.88%		09/13/2034	188,968
170,000	Bombardier, Inc.	7.88	% (a)	04/15/2027	170,191
165,000	Bombardier, Inc.	8.75	% (a)	11/15/2030	175,882
200,000	Braskem Idesa SAPI	6.99%		02/20/2032	117,267
1,000,000	Braskem Netherlands Finance B.V. (5 Year CMT Rate + 8.22%)	8.50%		01/23/2081	860,940
400,000	BRF S.A.	4.88%		01/24/2030	352,296
600,000	Canacol Energy Ltd.	5.75%		11/24/2028	438,142
900,000	CAP S.A.	3.90%		04/27/2031	701,100
600,000	CAP S.A.	3.90	% (a)	04/27/2031	467,400
650,000	CEMEX, S.A.B de C.V. (5 Year CMT Rate + 4.53%)	5.13	% (h)	06/08/2026	616,968
2,000,000	Chile Electricity PEC S.p.A.	0.00	% (a)	01/25/2028	1,598,934
600,000	Compania de Minas Buenaventura S.A.A.	5.50%		07/23/2026	573,325
800,000	Cosan Overseas Ltd.	8.25	% (h)	02/05/2024	797,810
600,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% (f)(h)	11/29/2027	11,100
600,000	CSN Resources S.A.	5.88%		04/08/2032	522,398
600,000	CT Trust	5.13%		02/03/2032	525,034
800,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	742,072
189,821	Digicel Group Holdings Ltd.	0.00	% (a)(b)	12/31/2030	15,867
7,514	Digicel Group Holdings Ltd.	0.00	% (a)(b)	12/31/2030	6,676
340,696	Digicel Group Holdings Ltd.	0.00	% (a)(b)	12/31/2030	–
59,550	Digicel Group Holdings Ltd.	0.00	% (a)(b)	12/31/2030	54,569
525,800	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	473,641
629,160	Empresa Electrica Cochrane S.p.A.	5.50%		05/14/2027	596,887
400,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	327,612
364,000	Fideicomiso P.A. Pacifico Tres	8.25%		01/15/2035	347,392
200,000	Freeport Indonesia PT	5.32%		04/14/2032	196,616
400,000	Freeport Indonesia PT	5.32	% (a)	04/14/2032	393,232
200,000	Freeport-McMoRan, Inc.	4.63%		08/01/2030	195,739

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
400,000	Frigorifico Concepcion S.A.	7.70%		07/21/2028	339,010
230,000	Garda World Security Corporation	4.63	% (a)	02/15/2027	221,907
180,000	Garda World Security Corporation	6.00	% (a)	06/01/2029	161,541
200,000	Geopark Ltd.	5.50%		01/17/2027	177,269
105,000	GFL Environmental, Inc.	6.75	% (a)	01/15/2031	108,311
246,639	Global Aircraft Leasing Company (7.25% PIK)	6.50	% (a)	09/15/2024	232,128
200,000	Global Bank Corporation (3 Month LIBOR USD + 3.30%)	5.25	% (o)	04/16/2029	179,244
200,000	Gold Fields Orogen Holdings BVI Ltd.	5.13%		05/15/2024	198,907
537,000	Gran Tierra Energy, Inc.	9.50	% (a)	10/15/2029	471,988
270,000	Grifols Escrow Issuer S.A.	4.75	% (a)	10/15/2028	245,161
599,753	Guara Norte SARL	5.20%		06/15/2034	547,037
300,000	Indonesia Asahan Aluminium Persero PT	5.45%		05/15/2030	302,997
200,000	Industrias Penoles SAB de CV	4.15%		09/12/2029	186,907
400,000	Inkia Energy Ltd.	5.88%		11/09/2027	382,523
150,000	Intelsat Jackson Holdings S.A.	6.50	% (a)	03/15/2030	143,266
35,079	Invepar Holdings	0.00	% (b)(f)	12/30/2028	–
400,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.22%)	4.63	% (h)	02/27/2025	352,170
350,000	JBS USA Luxembourg S.A.	3.75%		12/01/2031	301,892
241,500	JSW Hydro Energy Ltd.	4.13%		05/18/2031	210,681
200,000	Kallpa Generacion S.A.	4.13%		08/16/2027	191,338
160,000	Kronos Acquisition Holdings, Inc.	5.00	% (a)	12/31/2026	156,146
804,600	LLPL Capital Pte Ltd.	6.88%		02/04/2039	776,544
885,060	LLPL Capital Pte Ltd.	6.88	% (a)	02/04/2039	854,198
800,000	MARB BondCo PLC	3.95%		01/29/2031	650,339
330,000	Mattamy Group Corporation	4.63	% (a)	03/01/2030	306,181
600,000	Mexarrend SAPI de C.V.	10.25	% (a)(f)	07/24/2024	133,650
442,484	Mexico Generadora de Energia S. de R.L.	5.50%		12/06/2032	431,577
360,000	Millicom International Cellular S.A.	6.63%		10/15/2026	353,180
720,000	Millicom International Cellular S.A.	6.25%		03/25/2029	683,111
1,500,000	Minejesa Capital B.V.	5.63%		08/10/2037	1,317,960
600,000	Minerva Luxembourg S.A.	4.38%		03/18/2031	495,273
400,000	Minerva Luxembourg S.A.	8.88%		09/13/2033	423,618
461,145	Mong Duong Finance Holdings B.V.	5.13%		05/07/2029	429,431
886,996	MV24 Capital B.V.	6.75%		06/01/2034	830,951
200,000	NBM US Holdings, Inc.	6.63%		08/06/2029	196,279
200,000	Network i2i Ltd. (5 Year CMT Rate + 4.27%)	5.65	% (h)	01/15/2025	198,086
400,000	Nexa Resources S.A.	5.38%		05/04/2027	390,753
135,000	Ontario Gaming GTA LP	8.00	% (a)	08/01/2030	139,316
252,000	Orazul Energy Peru S.A.	5.63%		04/28/2027	237,752
800,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	752,834
340,000	Parkland Corporation	4.63	% (a)	05/01/2030	313,172
160,000	Primo Water Holdings, Inc.	4.38	% (a)	04/30/2029	147,608
200,000	Rumo Luxembourg SARL	4.20%		01/18/2032	170,464
693,333	Rutas 2 and 7 Finance Ltd.	0.00%		09/30/2036	461,569
1,000,000	Sasol Financing USA LLC	5.50%		03/18/2031	843,359

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
155,000	Seaspan Corporation	5.50	% (a)	08/01/2029	129,805
200,000	Simpar Europe S.A.	5.20%		01/26/2031	173,465
250,000	Superior Plus LP	4.50	% (a)	03/15/2029	232,045
25,000	Telesat LLC	4.88	% (a)	06/01/2027	14,798
151,000	Tervita Corporation	11.00	% (a)	12/01/2025	159,232
165,000	Titan Acquisition Ltd.	7.75	% (a)	04/15/2026	166,200
528,255	UEP Penonome S.A.	6.50	% (a)	10/01/2038	402,964
704,340	UEP Penonome S.A.	6.50%		10/01/2038	537,286
2,800,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% (f)(h)	01/29/2025	14,280
400,000	Unigel Luxembourg S.A.	8.75	% (f)	10/01/2026	110,004
400,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	369,319
800,000	UPL Corporation Ltd.	4.63%		06/16/2030	669,464
300,000	Vedanta Resources Finance PLC	9.25	% (a)	04/23/2026	184,280
1,300,000	Vedanta Resources Ltd.	6.13%		08/09/2024	865,675
300,000	VTR Comunicaciones S.p.A.	5.13%		01/15/2028	150,314
200,000	VTR Finance NV	6.38%		07/15/2028	52,362
325,000	VZ Secured Financing B.V.	5.00	% (a)	01/15/2032	277,858

Total Foreign Corporate Bonds (Cost $51,569,757)					44,455,287

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.1%
600,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25	% (h)	04/15/2024	586,938
1,000,000	Banco Nacional de Comercio Exterior (5 Year CMT Rate + 2.00%)	2.72%		08/11/2031	854,478
433,870	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	310,872
2,000,000	Colombia Government International Bond	4.13%		05/15/2051	1,335,879
600,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25	% (o)	07/15/2029	594,987
1,500,000	Ecopetrol S.A.	5.88%		11/02/2051	1,136,603
177,696	Lima Metro Finance Ltd.	5.88%		07/05/2034	175,999
1,400,000	Mexico Government International Bond	6.34%		05/04/2053	1,428,728
1,500,000	Panama Government International Bond	3.87%		07/23/2060	902,140
900,000	Petroleos del Peru S.A.	4.75%		06/19/2032	646,829
400,000	Petroleos del Peru S.A.	5.63%		06/19/2047	246,790
900,000	Petroleos Mexicanos	6.75%		09/21/2047	590,018
700,000	Republic of South Africa Government Bond	4.30%		10/12/2028	656,292
200,000	Saudi Government International Bond	3.45%		02/02/2061	141,111

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $11,602,113)					9,607,664

Non-Agency Commercial Mortgage Backed Obligations - 9.4%
15,254,898	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1-XA	0.95	% (a)(i)(j)	05/15/2053	681,889
10,194,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3-XD	1.18	% (a)(i)(j)	10/15/2054	717,046
1,017,000	AREIT Trust, Series 2019-CRE3-D (Secured Overnight Financing Rate 1 Month + 2.76%, 2.76% Floor)	8.13	% (a)	09/14/2036	914,991
1,500,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY-C (Secured Overnight Financing Rate 1 Month + 1.65%, 1.60% Floor)	7.01	% (a)	09/15/2034	1,491,509
9,652,090	BANK, Series 2017-BNK5-XA	0.94	% (i)(j)	06/15/2060	240,247
58,494,574	BANK, Series 2018-BN11-XA	0.45	% (i)(j)	03/15/2061	981,217

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,958,000	BBCMS Mortgage Trust, Series 2018-CBM-E (Secured Overnight Financing Rate 1 Month + 3.85%, 3.55% Floor)	9.21	% (a)	07/15/2037	1,794,025
956,000	BBCMS Mortgage Trust, Series 2018-TALL-E (Secured Overnight Financing Rate 1 Month + 2.63%, 2.59% Floor)	8.00	% (a)	03/15/2037	547,572
1,675,000	BBCMS Mortgage Trust, Series 2019-BWAY-E (Secured Overnight Financing Rate 1 Month + 2.96%, 2.85% Floor)	8.33	% (a)	11/15/2034	254,613
1,206,777	BB-UBS Trust, Series 2012-TFT-TE	3.56	% (a)(b)(i)	06/05/2030	966,248
907,999	BDS Ltd., Series 2021-FL10-A (Secured Overnight Financing Rate 1 Month + 1.46%, 1.46% Floor)	6.82	% (a)	12/16/2036	896,750
56,233,978	Benchmark Mortgage Trust, Series 2022-B32-XA	0.46	% (a)(i)(j)	01/15/2055	1,127,311
2,866,000	BPR Trust, Series 2021-TY-D (Secured Overnight Financing Rate 1 Month + 2.46%, 2.35% Floor)	7.83	% (a)	09/15/2038	2,752,181
1,800,000	BX Commercial Mortgage Trust, Series 2019-IMC-D (Secured Overnight Financing Rate 1 Month + 1.95%, 1.90% Floor)	7.31	% (a)	04/15/2034	1,776,741
1,575,000	BX Trust, Series 2019-CALM-E (Secured Overnight Financing Rate 1 Month + 2.11%, 2.00% Floor)	7.48	% (a)	11/15/2032	1,546,491
2,820,000	BX Trust, Series 2021-VIEW-E (Secured Overnight Financing Rate 1 Month + 3.71%, 3.60% Floor)	9.08	% (a)	06/15/2036	2,578,508
1,119,631	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (Secured Overnight Financing Rate 1 Month + 2.96%, 2.85% Floor)	8.33	% (a)	10/15/2035	993,488
8,547,284	CD Commercial Mortgage Trust, Series 2017-CD3-XA	0.95	% (i)(j)	02/10/2050	188,293
3,680,323	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.60	% (i)(j)	05/10/2058	96,654
1,474,214	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	0.94	% (i)(j)	10/10/2047	4,623
6,325,130	Citigroup Commercial Mortgage Trust, Series 2016-C1-XA	1.82	% (i)(j)	05/10/2049	207,610
2,171,096	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	1.89	% (i)(j)	07/10/2049	75,861
1,216,000	CLNC Ltd., Series 2019-FL1-B (Secured Overnight Financing Rate 1 Month + 2.01%, 1.90% Floor)	7.37	% (a)	08/20/2035	1,176,065
816,437	Commercial Mortgage Pass-Through Trust, Series 2014-CR17-XA	0.87	% (i)(j)	05/10/2047	112
10,389,438	Commercial Mortgage Pass-Through Trust, Series 2015-CR25-XA	0.79	% (i)(j)	08/10/2048	101,639
6,477,560	Commercial Mortgage Pass-Through Trust, Series 2015-CR27-XA	0.90	% (i)(j)	10/10/2048	77,814
1,227,000	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-C	4.30	% (i)	02/10/2048	977,973
1,458,044	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-XA	0.97	% (i)(j)	02/10/2048	9,071
9,064,219	Commercial Mortgage Pass-Through Trust, Series 2015-LC21-XA	0.63	% (i)(j)	07/10/2048	61,246
2,544,197	Commercial Mortgage Pass-Through Trust, Series 2016-DC2-XA	0.92	% (i)(j)	02/10/2049	36,343
2,228,000	Commercial Mortgage Pass-Through Trust, Series 2018-HCLV-D (Secured Overnight Financing Rate 1 Month + 2.47%, 2.18% Floor)	7.83	% (a)	09/15/2033	1,491,716
2,215,531	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	0.80	% (i)(j)	04/15/2050	9,673
39,320,015	CSAIL Commercial Mortgage Trust, Series 2018-CX12-XA	0.54	% (i)(j)	08/15/2051	838,602
31,858,095	CSAIL Commercial Mortgage Trust, Series 2021-C20-XA	0.99	% (i)(j)	03/15/2054	1,626,866
18,269,000	CSAIL Commercial Mortgage Trust, Series 2021-C20-XD	1.46	% (a)(i)(j)	03/15/2054	1,520,666
1,974,822	CSMC Trust, Series 2014-USA-X1	0.54	% (a)(i)(j)	09/15/2037	11,673
1,685,000	DBJPM Mortgage Trust, Series 2020-C9-A2	1.90%		08/15/2053	1,571,447
1,765,944	ELP Commercial Mortgage Trust, Series 2021-ELP-C (Secured Overnight Financing Rate 1 Month + 1.43%, 1.32% Floor)	6.80	% (a)	11/15/2038	1,728,609
2,264,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	3.96	% (a)(i)	12/10/2036	2,149,775
1,230,000	FS Rialto, Series 2021-FL3-A (Secured Overnight Financing Rate 1 Month + 1.36%, 1.36% Floor)	6.72	% (a)	11/16/2036	1,213,149
1,450,000	FS Rialto, Series 2022-FL4-AS (Secured Overnight Financing Rate 30 Day Average + 2.40%, 2.40% Floor)	7.74	% (a)	01/19/2039	1,424,725

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
442,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSD	4.90	% (a)(i)	03/10/2033	378,320
553,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSE	4.90	% (a)(i)	03/10/2033	462,866
1,509,000	GS Mortgage Securities Corporation Trust, Series 2018-RIVR-E (Secured Overnight Financing Rate 1 Month + 1.85%, 1.80% Floor)	7.21	% (a)	07/15/2035	566,989
850,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-E (Secured Overnight Financing Rate 1 Month + 2.40%, 2.10% Floor)	7.76	% (a)	07/15/2031	310,271
850,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-F (Secured Overnight Financing Rate 1 Month + 3.10%, 2.80% Floor)	8.46	% (a)	07/15/2031	203,066
850,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-G (Secured Overnight Financing Rate 1 Month + 4.22%, 3.93% Floor)	9.58	% (a)	07/15/2031	62,497
6,528,669	GS Mortgage Securities Trust, Series 2014-GC24-XA	0.68	% (i)(j)	09/10/2047	14,742
6,832,006	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.75	% (i)(j)	11/10/2048	76,887
5,262,815	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.73	% (i)(j)	05/10/2049	154,996
2,377,000	GSCG Trust, Series 2019-600C-E	3.99	% (a)(b)(i)	09/06/2034	250,009
1,700,000	H.I.G. RCP LLC, Series 2023-FL1-A (Secured Overnight Financing Rate 1 Month + 2.27%, 2.27% Floor)	7.63	% (a)	09/19/2038	1,698,854
2,271,000	IMT Trust, Series 2017-APTS-CFX	3.50	% (a)(i)	06/15/2034	2,221,809
1,376,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-C	4.52	% (i)	07/15/2047	1,040,053
4,964,388	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.57	% (i)(j)	12/15/2049	62,852
1,957,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.36	% (a)(i)	07/05/2033	1,326,114
766,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-C	4.34	% (a)	05/05/2032	749,135
784,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-D	4.45	% (a)(i)	05/05/2032	764,676
915,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-E	4.45	% (a)(i)	05/05/2032	889,633
960,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-F	4.45	% (a)(i)	05/05/2032	930,454
1,049,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-G	4.45	% (a)(i)	05/05/2032	1,008,817
1,685,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN-EFX	3.97	% (a)	01/16/2037	733,851
702,776	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.48	% (i)(j)	02/15/2047	27
2,973,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.62	% (i)	08/15/2047	2,555,628
100,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.48	% (i)	09/15/2047	93,419
1,115,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.19	% (i)	05/15/2048	1,004,141
2,968,347	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.54	% (i)(j)	05/15/2048	16,334
3,867,563	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.81	% (i)(j)	08/15/2048	39,891
470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.64	% (i)	12/15/2048	395,766
1,780,000	KREF Ltd., Series 2021-FL2-A (Secured Overnight Financing Rate 1 Month + 1.18%, 1.07% Floor)	6.55	% (a)	02/15/2039	1,738,273
2,532,000	LCCM Trust, Series 2017-LC26-C	4.71	% (a)	07/12/2050	2,042,831
2,356,528	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.68	% (a)(i)(j)	03/10/2049	35,049

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
11,442,178	LSTAR Commercial Mortgage Trust, Series 2017-5-X	0.82	% (a)(i)(j)	03/10/2050	189,232
1,400,000	Lument Finance Trust, Inc., Series 2021-FL1-A (Secured Overnight Financing Rate 1 Month + 1.28%, 1.28% Floor)	6.65	% (a)	06/15/2039	1,377,891
2,200,000	MF1 Ltd., Series 2021-FL7-C (Secured Overnight Financing Rate 1 Month + 2.16%, 2.05% Floor)	7.52	% (a)	10/16/2036	2,079,860
2,538,000	MFT Trust, Series 2020-ABC-D	3.48	% (a)(i)	02/10/2042	1,064,681
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.47	% (i)	10/15/2047	95,344
274,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.49	% (i)	12/15/2047	243,667
2,489,000	Morgan Stanley Capital Trust, Series 2019-NUGS-F (Secured Overnight Financing Rate 1 Month + 2.96%, 4.34% Floor)	8.32	% (a)(b)	12/15/2036	465,810
1,919,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (Prime Rate)	8.50	% (a)	06/15/2035	800,785
1,183,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ1	3.50	% (a)(i)	01/15/2037	971,412
685,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ2	3.50	% (a)(i)	01/15/2037	521,817
639,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ3	3.50	% (a)(b)(i)	01/15/2037	431,312
1,500,000	One New York Plaza Trust, Series 2020-1NYP-C (Secured Overnight Financing Rate 1 Month + 2.31%, 2.20% Floor)	7.68	% (a)	01/15/2036	1,250,481
2,750,000	RLGH Trust, Series 2021-TROT-D (Secured Overnight Financing Rate 1 Month + 1.83%, 1.71% Floor)	7.19	% (a)	04/15/2036	2,632,871
2,874,000	Soho Trust, Series 2021-SOHO-B	2.70	% (a)(i)	08/10/2038	1,786,659
961,000	STWD Ltd., Series 2019-FL1-D (Secured Overnight Financing Rate 1 Month + 2.46%, 2.46% Floor)	7.83	% (a)	07/15/2038	857,349
1,097,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.68	% (i)	02/15/2051	913,632
12,667,053	UBS Commercial Mortgage Trust, Series 2018-C8-XA	0.81	% (i)(j)	02/15/2051	356,415
1,321,442	VMC Finance LLC, Series 2019-FL3-D (Secured Overnight Financing Rate 1 Month + 2.76%, 2.65% Floor)	8.13	% (a)	09/15/2036	1,265,964
100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	80,349
400,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.08	% (i)	05/15/2048	359,452
9,296,596	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-XA	0.87	% (i)(j)	09/15/2058	100,777
4,833,607	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	0.95	% (i)(j)	11/15/2048	62,472
1,751,487	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.06	% (i)(j)	05/15/2048	13,257
6,147,952	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.59	% (i)(j)	07/15/2058	39,121
1,846,115	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.56	% (i)(j)	03/15/2059	47,966
3,542,533	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.59	% (i)(j)	11/15/2049	104,850
13,319,344	Wells Fargo Commercial Mortgage Trust, Series 2017-C38-XA	0.93	% (i)(j)	07/15/2050	324,505
2,423,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C41-C	4.49	% (i)	11/15/2050	1,849,159
1,898,249	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-XA	1.38	% (i)(j)	01/15/2060	66,771
2,267,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C47-C	4.92	% (i)	09/15/2061	1,922,846
1,000,000	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-D (Secured Overnight Financing Rate 1 Month + 2.61%, 2.50% Floor)	7.98	% (a)	02/15/2040	901,525
1,000,000	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-E (Secured Overnight Financing Rate 1 Month + 3.76%, 3.65% Floor)	9.13	% (a)	02/15/2040	889,223
2,503,214	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	0.98	% (i)(j)	08/15/2047	12,044

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $114,689,086)					82,768,781

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Non-Agency Residential Collateralized Mortgage Obligations - 17.8%
2,793,144	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2A (Secured Overnight Financing Rate 1 Month + 0.29%, 0.18% Floor)	5.65%		01/25/2037	1,672,023
1,133,719	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2D (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor)	5.97%		01/25/2037	678,633
1,000,000	AMSR Trust, Series 2020-SFR4-E1	2.21	% (a)	11/17/2037	930,830
5,122,000	AMSR Trust, Series 2021-SFR3-G	3.80	% (a)	10/17/2038	4,476,475
7,898,309	APS Resecuritization Trust, Series 2015-3-1MZ (12 Month US Treasury Average + 0.96%, 0.96% Floor)	4.38	% (a)	10/27/2046	6,669,161
1,580,983	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2007-HE2-A4 (Secured Overnight Financing Rate 1 Month + 0.34%, 0.23% Floor)	5.70%		05/25/2037	1,089,093
999,299	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2-2A1	3.91	% (i)	07/25/2036	852,043
687,658	Bear Stearns ALT-A Trust, Series 2006-4-22A1	4.13	% (i)	08/25/2036	504,331
1,961,210	Chase Mortgage Finance Trust, Series 2007-S4-A4 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor, 6.00% Cap)	6.00%		06/25/2037	687,756
115,537	CHL Mortgage Pass-Through Trust, Series 2005-HYB9-3A2A	7.88	% (g)	02/20/2036	98,563
248,078	CHL Mortgage Pass-Through Trust, Series 2007-14-A15	6.50%		09/25/2037	137,021
4,858,100	CHL Mortgage Pass-Through Trust, Series 2007-14-A19	6.00%		09/25/2037	2,499,485
2,983,437	CHL Mortgage Pass-Through Trust, Series 2007-9-A13	5.75%		07/25/2037	1,460,840
356,922	CHL Mortgage Pass-Through Trust, Series 2007-HY1-1A1	3.79	% (i)	04/25/2037	326,475
592,986	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	517,143
228,800	Countrywide Alternative Loan Trust, Series 2005-75CB-A3	5.50%		01/25/2036	161,121
525,549	Countrywide Alternative Loan Trust, Series 2006-23CB-2A2	6.50%		08/25/2036	171,055
3,303,460	Countrywide Alternative Loan Trust, Series 2006-6CB-2A10	6.00%		05/25/2036	1,335,390
1,964,825	Countrywide Alternative Loan Trust, Series 2006-OA6-1A1A (Secured Overnight Financing Rate 1 Month + 0.53%, 0.42% Floor)	5.89%		07/25/2046	1,598,047
290,465	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	177,120
473,991	Countrywide Alternative Loan Trust, Series 2008-1R-2A3	6.00%		08/25/2037	234,712
417,272	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-6A9	5.50%		11/25/2035	170,545
163,307	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	89,377
268,923	CSAB Mortgage Backed Trust, Series 2006-2-A5A	6.58	% (e)	09/25/2036	84,153
622,354	CSMC Trust, Series 2011-12R-3A5	5.09	% (a)(i)	07/27/2036	599,321
7,700,000	CSMC Trust, Series 2020-RPL6-A2	3.38	% (a)(i)	03/25/2059	6,951,089
1,500,000	CSMC Trust, Series 2021-NQM6-B1	3.29	% (a)(i)	07/25/2066	904,853
173,133	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01	% (i)	10/25/2036	145,596
100,346	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	6.50	% (a)(i)	07/27/2037	82,549
6,452,000	FirstKey Homes Trust, Series 2021-SFR1-F1	3.24	% (a)	08/17/2038	5,735,072
8,000,000	FMC GMSR Issuer Trust, Series 2021-GT1-A	3.62	% (a)(i)	07/25/2026	6,916,822
500,000	GCAT Trust, Series 2019-NQM3-B1	3.95	% (a)(i)	11/25/2059	387,155
6,449,021	Home Partners of America Trust, Series 2019-2-F	3.87	% (a)	10/19/2039	5,573,291

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
710,392	Impac Secured Assets Trust, Series 2006-5-1A1C (Secured Overnight Financing Rate 1 Month + 0.65%, 0.54% Floor, 11.50% Cap)	6.01%		02/25/2037	635,315
3,481,029	IndyMac INDX Mortgage Loan Trust, Series 2006-AR19-2A1	3.70	% (i)	08/25/2036	3,155,143
405,063	JP Morgan Mortgage Trust, Series 2005-S3-1A2	5.75%		01/25/2036	188,770
295,668	JP Morgan Mortgage Trust, Series 2007-A2-4A1M	3.93	% (i)	04/25/2037	239,071
3,300,000	Legacy Mortgage Asset Trust, Series 2021-GS1-A2	3.84	% (a)(e)	10/25/2066	3,300,675
108,500	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	54,640
3,000,000	LoanDepot GMSR Master Trust, Series 2018-GT1-A (Secured Overnight Financing Rate 1 Month + 3.66%, 2.80% Floor)	9.02	% (a)	10/16/2025	2,815,499
68,579	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	5.92	% (i)	04/25/2036	37,541
262,708	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A7	6.00%		03/25/2037	96,818
547,743	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	227,881
4,501,963	Morgan Stanley Mortgage Loan Trust, Series 2005-7-3A1	4.67	% (i)	11/25/2035	2,625,203
73,042	Morgan Stanley Mortgage Loan Trust, Series 2005-7-4A1	5.50%		11/25/2035	46,037
285,164	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.46	% (i)	02/25/2036	165,422
439,714	Morgan Stanley Mortgage Loan Trust, Series 2007-8XS-A1	5.75	% (i)	04/25/2037	214,416
7,506,696	Morgan Stanley Resecuritization Trust, Series 2013-R7-8B (12 Month US Treasury Average + 0.96%, 0.96% Floor)	5.89	% (a)(b)	12/26/2046	6,886,565
1,179,283	New Century Home Equity Loan Trust, Series 2006-1-A2B (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor, 12.50% Cap)	5.83%		05/25/2036	1,160,768
2,037,094	New York Mortgage Trust, Series 2021-BPL1-A2	2.98	% (a)(e)	05/25/2026	2,020,765
9,764,834	NovaStar Mortgage Funding Trust, Series 2006-3-A2C (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor, 11.00% Cap)	5.79%		10/25/2036	5,133,609
382,826	PMT Credit Risk Transfer Trust, Series 2019-3R-A (Secured Overnight Financing Rate 30 Day Average + 3.81%, 2.70% Floor)	9.15	% (a)	10/27/2024	383,738
500,000	PMT Credit Risk Transfer Trust, Series 2021-FT1-A (Secured Overnight Financing Rate 1 Month + 3.11%, 3.12% Floor)	8.47	% (a)	03/25/2026	494,534
3,100,000	Progress Residential Trust, Series 2019-SFR4-F	3.68	% (a)	10/17/2036	3,010,209
1,100,000	Progress Residential Trust, Series 2021-SFR1-G	3.86	% (a)	04/17/2038	988,512
7,500,000	Progress Residential Trust, Series 2021-SFR2-F	3.40	% (a)	04/19/2038	6,729,470
8,100,000	Progress Residential Trust, Series 2021-SFR3-F	3.44	% (a)	05/17/2026	7,268,272
3,000,000	PRPM LLC, Series 2021-2-A2	3.77	% (a)(i)	03/25/2026	2,952,076
272,461	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	219,698
1,497,685	Residential Asset Securitization Trust, Series 2005-A15-5A2	5.75%		02/25/2036	583,106
344,887	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	146,300
2,544,007	Residential Funding Mortgage Securities Trust, Series 2006-S8-A10	6.00%		09/25/2036	1,884,889
5,750,000	Residential Mortgage Loan Trust, Series 2020-1-B1	3.95	% (a)(i)	01/26/2060	4,884,021
4,440,986	Soundview Home Loan Trust, Series 2007-OPT1-2A2 (Secured Overnight Financing Rate 1 Month + 0.26%, 0.15% Floor)	5.62%		06/25/2037	2,932,591
1,116,000	Starwood Mortgage Residential Trust, Series 2019-INV1-B1	3.66	% (a)(i)	09/27/2049	989,770
525,468	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	5.23	% (i)	12/25/2035	470,206
7,645,011	Structured Asset Securities Corporation, Series 2007-OSI-A4 (Secured Overnight Financing Rate 1 Month + 0.31%, 0.20% Floor)	5.67%		06/25/2037	4,970,435
5,167,518	Structured Asset Securities Corporation, Series 2007-RF1-1A (Secured Overnight Financing Rate 1 Month + 0.30%, 0.19% Floor)	5.66	% (a)	03/25/2037	4,177,773

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
13,348,753	TBW Mortgage Backed Pass Through Trust, Series 2006-3-4A1 (Secured Overnight Financing Rate 1 Month + 0.51%, 0.40% Floor, 7.50% Cap)	5.87%		07/25/2036	1,340,948
13,348,840	TBW Mortgage Backed Pass Through Trust, Series 2006-3-4A3 (-1 x Secured Overnight Financing Rate 1 Month + 6.99%, 7.10% Cap)	1.63	% (j)(k)	07/25/2036	733,971
6,600,000	Toorak Mortgage Corporation Ltd., Series 2021-1-A2	5.10	% (a)(e)	06/25/2024	6,444,048
5,000,000	Tricon American Homes Trust, Series 2019-SFR1-F	3.75	% (a)	03/17/2038	4,716,702
1,314,430	Velocity Commercial Capital Loan Trust, Series 2018-2-M2	4.51	% (a)(i)	10/26/2048	1,153,427
333,952	Velocity Commercial Capital Loan Trust, Series 2018-2-M3	4.72	% (a)(i)	10/26/2048	279,008
1,063,340	Velocity Commercial Capital Loan Trust, Series 2019-1-M5	5.70	% (a)(i)	03/25/2049	823,351
1,457,687	Velocity Commercial Capital Loan Trust, Series 2019-2-M4	3.99	% (a)(i)	07/25/2049	1,224,169
3,100,000	Verus Securitization Trust, Series 2019-INV3-B1	3.73	% (a)(i)	11/25/2059	2,697,325
2,600,000	Verus Securitization Trust, Series 2021-3-B1	3.20	% (a)(i)	06/25/2066	1,681,180
5,000,000	Verus Securitization Trust, Series 2021-7-B1	4.14	% (a)(i)	10/25/2066	3,568,013
3,000,000	Verus Securitization Trust, Series 2021-R2-B1	3.25	% (a)(i)	02/25/2064	2,210,052
504,212	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-2-4CB	6.00%		03/25/2036	477,702
769,263	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY6-2A2	3.71	% (i)	06/25/2037	666,055
230,050	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	198,313
4,534,286	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2007-2-A4 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor)	6.07%		04/25/2037	3,087,099

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $193,382,547)					157,308,241

US Corporate Bonds - 3.9%
425,000	Academy Ltd.	6.00	% (a)	11/15/2027	417,857
275,000	Acuris Finance, Inc.	5.00	% (a)	05/01/2028	225,761
90,000	Acushnet Company	7.38	% (a)	10/15/2028	93,952
125,000	AdaptHealth LLC	5.13	% (a)	03/01/2030	97,669
255,000	Advanced Drainage Systems, Inc.	6.38	% (a)	06/15/2030	257,074
130,000	Aethon United Finance Corporation	8.25	% (a)	02/15/2026	130,783
185,000	Alliant Holdings Intermediate LLC	6.75	% (a)	10/15/2027	184,538
80,000	Alliant Holdings Intermediate LLC	7.00	% (a)	01/15/2031	84,439
170,000	Allied Universal Holdco LLC	6.63	% (a)	07/15/2026	169,267
200,000	Allied Universal Holdco LLC	6.00	% (a)	06/01/2029	163,260
70,000	AMC Entertainment Holdings, Inc.	7.50	% (a)	02/15/2029	48,684
215,000	American Airlines, Inc.	5.75	% (a)	04/20/2029	209,820
205,000	American Airlines, Inc.	8.50	% (a)	05/15/2029	216,608
100,000	American Axle & Manufacturing, Inc.	5.00%		10/01/2029	88,481
185,000	AmWINS Group, Inc.	4.88	% (a)	06/30/2029	169,193
239,000	Antero Midstream Partners LP	5.75	% (a)	03/01/2027	237,294
230,000	Antero Resources Corporation	5.38	% (a)	03/01/2030	220,720
55,000	Arsenal AIC Parent LLC	8.00	% (a)	10/01/2030	57,454
145,000	Ashton Woods Finance Company	4.63	% (a)	04/01/2030	130,146
170,000	ASP Unifrax Holdings, Inc.	5.25	% (a)	09/30/2028	122,978
170,000	AssuredPartners, Inc.	5.63	% (a)	01/15/2029	158,892

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
165,000	Athenahealth Group, Inc.	6.50	% (a)	02/15/2030	149,905
230,000	Bausch & Lomb Escrow Corporation	8.38	% (a)	10/01/2028	242,924
100,000	Bausch Health Companies, Inc.	6.13	% (a)	02/01/2027	67,606
220,000	Bausch Health Companies, Inc.	4.88	% (a)	06/01/2028	132,762
78,000	Bausch Health Companies, Inc.	11.00	% (a)	09/30/2028	56,899
15,000	Bausch Health Companies, Inc.	14.00	% (a)	10/15/2030	8,420
250,000	BCPE Empire Holdings, Inc.	7.63	% (a)	05/01/2027	241,325
180,000	Beacon Roofing Supply, Inc.	6.50	% (a)	08/01/2030	184,183
25,000	Boxer Parent Company, Inc.	7.13	% (a)	10/02/2025	25,161
195,000	Builders FirstSource, Inc.	4.25	% (a)	02/01/2032	176,180
200,000	Builders FirstSource, Inc.	6.38	% (a)	06/15/2032	204,447
225,000	Caesars Entertainment, Inc.	4.63	% (a)	10/15/2029	203,228
190,000	Callon Petroleum Company	7.50	% (a)	06/15/2030	191,820
210,000	Calpine Corporation	4.50	% (a)	02/15/2028	199,873
210,000	Calpine Corporation	4.63	% (a)	02/01/2029	195,257
340,000	Carnival Corporation	5.75	% (a)	03/01/2027	331,902
250,000	Carnival Corporation	9.88	% (a)	08/01/2027	262,619
130,000	Carnival Corporation	7.00	% (a)	08/15/2029	135,817
60,000	Castle US Holding Corporation	9.50	% (a)	02/15/2028	31,259
70,000	Catalent Pharma Solutions, Inc.	3.50	% (a)	04/01/2030	60,972
355,000	CCO Holdings LLC	4.75	% (a)	03/01/2030	324,896
295,000	CCO Holdings LLC	4.50	% (a)	08/15/2030	266,332
200,000	CCO Holdings LLC	4.75	% (a)	02/01/2032	176,620
180,000	CCO Holdings LLC	4.25	% (a)	01/15/2034	146,514
235,000	Cedar Fair LP	5.25%		07/15/2029	221,972
145,000	Central Parent LLC / CDK Global II LLC / CDK Financing Company, Inc.	8.00	% (a)	06/15/2029	151,457
270,000	Chesapeake Energy Corporation	5.88	% (a)	02/01/2029	264,883
125,000	Civitas Resources, Inc.	8.38	% (a)	07/01/2028	130,649
140,000	Clarios Global LP	6.75	% (a)	05/15/2028	142,918
135,000	Clarivate Science Holdings Corporation	4.88	% (a)	07/01/2029	126,816
110,000	Clean Harbors, Inc.	5.13	% (a)	07/15/2029	105,680
60,000	Clear Channel Outdoor Holdings, Inc.	9.00	% (a)	09/15/2028	62,651
95,000	Clear Channel Outdoor Holdings, Inc.	7.50	% (a)	06/01/2029	79,080
305,000	Clearway Energy Operating LLC	4.75	% (a)	03/15/2028	294,076
205,000	CNX Midstream Partners LP	4.75	% (a)	04/15/2030	184,354
185,000	CNX Resources Corporation	6.00	% (a)	01/15/2029	177,567
90,000	Coherent Corporation	5.00	% (a)	12/15/2029	85,572
65,000	CommScope Technologies LLC	5.00	% (a)	03/15/2027	27,117
110,000	CommScope, Inc.	4.75	% (a)	09/01/2029	73,958
140,000	Community Health Systems, Inc.	6.00	% (a)	01/15/2029	126,178
200,000	Community Health Systems, Inc.	4.75	% (a)	02/15/2031	157,500
140,000	Consolidated Communications, Inc.	5.00	% (a)	10/01/2028	114,952
120,000	Cornerstone Building Brands, Inc.	6.13	% (a)	01/15/2029	98,523
285,000	Coty, Inc.	5.00	% (a)	04/15/2026	280,676

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
195,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC	6.63	% (a)	07/15/2030	200,447
470,000	CQP Holdco LP	5.50	% (a)	06/15/2031	446,034
230,000	CSC Holdings LLC	6.50	% (a)	02/01/2029	203,181
245,000	CSC Holdings LLC	5.75	% (a)	01/15/2030	152,767
180,000	CSI Compressco LP	7.50	% (a)	04/01/2025	179,986
115,000	CVR Nitrogen Finance Corporation	6.13	% (a)	06/15/2028	107,421
100,000	Dana, Inc.	5.38%		11/15/2027	99,400
65,000	Dana, Inc.	4.25%		09/01/2030	57,694
85,000	Dealer Tire LLC	8.00	% (a)	02/01/2028	84,249
165,000	DirectTV Financing LLC	5.88	% (a)	08/15/2027	155,166
25,000	DISH DBS Corporation	5.88%		11/15/2024	23,464
200,000	DISH DBS Corporation	5.75	% (a)	12/01/2028	159,895
110,000	DISH DBS Corporation	5.13%		06/01/2029	56,807
140,000	Dornoch Debt Merger Sub, Inc.	6.63	% (a)	10/15/2029	126,395
250,000	Dun & Bradstreet Corporation	5.00	% (a)	12/15/2029	233,478
115,000	Embarq Corporation	8.00%		06/01/2036	72,016
95,000	Endo Luxembourg Finance Company SARL	6.13	% (a)	04/01/2029	60,887
85,000	Energizer Holdings, Inc.	6.50	% (a)	12/31/2027	85,088
155,000	EQM Midstream Partners LP	4.75	% (a)	01/15/2031	144,458
80,000	EverArc Escrow SARL	5.00	% (a)	10/30/2029	69,488
320,000	Everi Holdings, Inc.	5.00	% (a)	07/15/2029	290,866
180,000	Ferrellgas LP	5.38	% (a)	04/01/2026	176,327
145,000	Fertitta Entertainment LLC	6.75	% (a)	01/15/2030	127,476
375,000	Ford Motor Company	3.25%		02/12/2032	312,046
200,000	Fortrea Holdings, Inc.	7.50	% (a)	07/01/2030	205,644
245,000	Fortress Transportation and Infrastructure Investors LLC	7.88	% (a)	12/01/2030	255,469
165,000	Frontier Communications Holdings LLC	5.00	% (a)	05/01/2028	152,641
83,218	Frontier Communications Holdings LLC	5.88%		11/01/2029	70,413
70,000	Full House Resorts, Inc.	8.25	% (a)	02/15/2028	65,864
165,000	Gap, Inc.	3.88	% (a)	10/01/2031	136,117
190,000	Goodyear Tire & Rubber Company	5.25%		07/15/2031	172,625
80,000	GrafTech Finance, Inc.	4.63	% (a)	12/15/2028	53,131
210,000	Griffon Corporation	5.75%		03/01/2028	206,595
112,043	Gulfport Energy Corporation	8.00	% (a)	05/17/2026	113,380
315,000	Helios Software Holdings, Inc.	4.63	% (a)	05/01/2028	287,669
70,000	Hertz Corporation	5.00	% (a)	12/01/2029	57,512
135,000	Hess Midstream Operations LP	4.25	% (a)	02/15/2030	124,355
450,000	Hess Midstream Operations LP	5.50	% (a)	10/15/2030	436,042
130,000	H-Food Holdings LLC	8.50	% (a)	06/01/2026	13,000
110,000	Hightower Holding LLC	6.75	% (a)	04/15/2029	100,024
195,000	Hilcorp Energy LP	6.25	% (a)	11/01/2028	194,465
40,000	Hilcorp Energy LP	8.38	% (a)	11/01/2033	42,439
100,000	HUB International Ltd.	7.25	% (a)	06/15/2030	105,691
180,000	Icahn Enterprises LP	5.25%		05/15/2027	161,841
165,000	Illuminate Buyer LLC	9.00	% (a)	07/01/2028	157,971

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
335,000	Installed Building Products, Inc.	5.75	% (a)	02/01/2028	326,798
195,000	Iron Mountain, Inc.	7.00	% (a)	02/15/2029	200,558
115,000	Iron Mountain, Inc.	4.50	% (a)	02/15/2031	104,369
120,000	JELD-WEN, Inc.	4.88	% (a)	12/15/2027	113,526
200,000	Leeward Renewable Energy Operations LLC	4.25	% (a)	07/01/2029	174,460
145,000	Legacy LifePoint Health LLC	4.38	% (a)	02/15/2027	134,026
220,000	Legends Hospitality Holding Company LLC	5.00	% (a)	02/01/2026	219,808
115,000	Level 3 Financing, Inc.	3.75	% (a)	07/15/2029	48,982
135,000	Level 3 Financing, Inc.	10.50	% (a)	05/15/2030	131,036
150,000	LFS Topco LLC	5.88	% (a)	10/15/2026	138,188
75,000	LifePoint Health, Inc.	5.38	% (a)	01/15/2029	55,542
220,000	Light & Wonder International, Inc.	7.25	% (a)	11/15/2029	225,476
55,000	Lions Gate Capital Holdings LLC	5.50	% (a)	04/15/2029	41,199
95,000	Live Nation Entertainment, Inc.	6.50	% (a)	05/15/2027	96,724
195,000	LSF9 Atlantis Holdings LLC	7.75	% (a)	02/15/2026	187,194
95,000	Lumen Technologies, Inc.	4.00	% (a)	02/15/2027	61,399
285,000	M/I Homes, Inc.	4.95%		02/01/2028	274,605
90,000	Macy’s Retail Holdings LLC	5.88	% (a)	04/01/2029	86,501
160,000	Madison IAQ LLC	4.13	% (a)	06/30/2028	145,622
160,000	Madison IAQ LLC	5.88	% (a)	06/30/2029	141,170
210,000	Match Group Holdings LLC	5.00	% (a)	12/15/2027	205,234
165,000	Mativ Holdings, Inc.	6.88	% (a)	10/01/2026	158,460
200,000	McGraw-Hill Education, Inc.	5.75	% (a)	08/01/2028	193,054
305,000	Medline Borrower LP	5.25	% (a)	10/01/2029	287,895
200,000	Metis Merger Sub LLC	6.50	% (a)	05/15/2029	181,084
150,000	Michaels Companies, Inc.	5.25	% (a)	05/01/2028	118,700
130,000	Michaels Companies, Inc.	7.88	% (a)	05/01/2029	81,985
160,000	Midwest Gaming Borrower LLC	4.88	% (a)	05/01/2029	148,977
230,000	ModivCare Escrow Issuer, Inc.	5.00	% (a)	10/01/2029	188,294
225,000	Murphy Oil USA, Inc.	4.75%		09/15/2029	213,435
65,000	Nabors Industries Ltd.	7.25	% (a)	01/15/2026	62,544
130,000	Nabors Industries Ltd.	9.13	% (a)	01/31/2030	130,640
275,000	Nationstar Mortgage Holdings, Inc.	5.75	% (a)	11/15/2031	256,804
150,000	Navient Corporation	5.00%		03/15/2027	144,959
255,000	NCL Corporation Ltd.	5.88	% (a)	03/15/2026	249,352
155,000	NCL Corporation Ltd.	8.38	% (a)	02/01/2028	164,226
85,000	News Corporation	5.13	% (a)	02/15/2032	80,783
200,000	NGL Energy Operating LLC	7.50	% (a)	02/01/2026	202,160
70,000	NGL Energy Partners LP	7.50%		04/15/2026	69,655
300,000	NRG Energy, Inc.	3.63	% (a)	02/15/2031	258,115
160,000	Oasis Petroleum, Inc.	6.38	% (a)	06/01/2026	160,162
200,000	Olympus Water US Holding Corporation	9.75	% (a)	11/15/2028	212,529
60,000	OneMain Finance Corporation	7.13%		03/15/2026	61,168
220,000	OneMain Finance Corporation	6.63%		01/15/2028	222,267
200,000	Organon & Company	5.13	% (a)	04/30/2031	171,285
190,000	Outfront Media, Inc.	7.38	% (a)	02/15/2031	199,645

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
225,000	Owens & Minor, Inc.	6.63	% (a)	04/01/2030	215,113
170,000	Pactiv Evergreen Group Issuer LLC	4.38	% (a)	10/15/2028	159,102
200,000	Park Intermediate Holdings LLC	4.88	% (a)	05/15/2029	185,348
80,000	PBF Holding Company LLC	6.00%		02/15/2028	77,971
35,000	PECF USS Intermediate Holding Corporation	8.00	% (a)	11/15/2029	17,885
75,000	Penn National Gaming, Inc.	4.13	% (a)	07/01/2029	64,211
110,000	PennyMac Financial Services, Inc.	4.25	% (a)	02/15/2029	99,140
120,000	PennyMac Financial Services, Inc.	7.88	% (a)	12/15/2029	123,696
180,000	Performance Food Group, Inc.	4.25	% (a)	08/01/2029	165,278
190,000	Permian Resources Operating LLC	7.00	% (a)	01/15/2032	196,159
250,000	PetSmart, Inc.	7.75	% (a)	02/15/2029	243,412
175,000	Pike Corporation	5.50	% (a)	09/01/2028	166,934
100,000	Pike Corporation	8.63	% (a)	01/31/2031	105,209
105,000	Post Holdings, Inc.	5.50	% (a)	12/15/2029	101,284
72,000	Post Holdings, Inc.	4.63	% (a)	04/15/2030	66,305
130,000	Premier Entertainment Sub LLC	5.63	% (a)	09/01/2029	104,125
95,000	Prime Security Services Borrower LLC	6.25	% (a)	01/15/2028	94,520
70,000	Radiate Holdco LLC	4.50	% (a)	09/15/2026	53,434
35,000	Radiology Partners, Inc.	9.25	% (a)	02/01/2028	17,988
125,000	Realogy Group LLC	5.25	% (a)	04/15/2030	93,454
100,000	RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.	9.75	% (a)	12/01/2026	99,321
165,000	Roller Bearing Company of America, Inc.	4.38	% (a)	10/15/2029	152,902
255,000	Royal Caribbean Cruises Ltd.	5.50	% (a)	08/31/2026	252,647
40,000	Royal Caribbean Cruises Ltd.	7.25	% (a)	01/15/2030	41,800
55,000	RP Escrow Issuer LLC	5.25	% (a)	12/15/2025	44,066
220,000	Scientific Games Holdings LP	6.63	% (a)	03/01/2030	208,255
75,000	Scripps Escrow, Inc.	3.88	% (a)	01/15/2029	66,410
125,000	Sealed Air Corporation	7.25	% (a)	02/15/2031	132,694
105,000	Sirius XM Radio, Inc.	5.50	% (a)	07/01/2029	101,631
90,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corporation	7.88	% (a)	11/01/2028	93,335
215,000	Southwestern Energy Company	4.75%		02/01/2032	199,188
175,000	Spectrum Brands, Inc.	5.00	% (a)	10/01/2029	167,166
125,000	Spirit AeroSystems, Inc.	9.75	% (a)	11/15/2030	134,528
110,000	SRS Distribution, Inc.	4.63	% (a)	07/01/2028	104,479
250,000	Standard Industries, Inc.	4.38	% (a)	07/15/2030	229,896
70,000	Staples, Inc.	7.50	% (a)	04/15/2026	65,187
50,000	Staples, Inc.	10.75	% (a)	04/15/2027	36,483
145,000	Station Casinos LLC	4.63	% (a)	12/01/2031	130,889
195,000	Suburban Propane Partners LP	5.00	% (a)	06/01/2031	177,075
240,000	SunCoke Energy, Inc.	4.88	% (a)	06/30/2029	216,248
115,000	Sunoco LP	6.00%		04/15/2027	115,325
100,000	Sunoco LP	4.50%		05/15/2029	93,003
90,000	SWF Escrow Issuer Corporation	6.50	% (a)	10/01/2029	64,778
80,000	Tenet Healthcare Corporation	6.25%		02/01/2027	80,448
85,000	Tenet Healthcare Corporation	6.13%		10/01/2028	84,834

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
250,000	Tenet Healthcare Corporation	6.13%		06/15/2030	253,084
275,000	Townsquare Media, Inc.	6.88	% (a)	02/01/2026	269,647
205,000	TransDigm, Inc.	5.50%		11/15/2027	201,015
80,000	Transocean Poseidon Ltd.	8.00	% (a)	02/01/2027	78,081
116,250	Transocean Poseidon Ltd.	6.88	% (a)	02/01/2027	115,928
115,000	Trident TPI Holdings, Inc.	12.75	% (a)	12/31/2028	123,194
115,000	Triton Water Holdings, Inc.	6.25	% (a)	04/01/2029	100,300
225,000	United Airlines, Inc.	4.63	% (a)	04/15/2029	210,663
140,000	United Natural Foods, Inc.	6.75	% (a)	10/15/2028	113,520
95,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC	10.50	% (a)	02/15/2028	96,393
160,000	Univision Communications, Inc.	4.50	% (a)	05/01/2029	142,941
90,000	Upbound Group, Inc.	6.38	% (a)	02/15/2029	84,561
195,000	US Foods, Inc.	7.25	% (a)	01/15/2032	203,573
155,000	Venture Global LNG, Inc.	8.13	% (a)	06/01/2028	156,675
100,000	Venture Global LNG, Inc.	8.38	% (a)	06/01/2031	100,099
90,000	Venture Global LNG, Inc.	9.88	% (a)	02/01/2032	93,804
105,000	Victoria’s Secret Company	4.63	% (a)	07/15/2029	87,840
230,000	Viking Cruises Ltd.	5.88	% (a)	09/15/2027	222,151
195,000	Viking Cruises Ltd.	9.13	% (a)	07/15/2031	207,926
50,000	Virtusa Corporation	7.13	% (a)	12/15/2028	42,957
115,000	Vistra Operations Company LLC	7.75	% (a)	10/15/2031	119,524
100,000	VT Topco, Inc.	8.50	% (a)	08/15/2030	104,144
170,000	WASH Multifamily Acquisition, Inc.	5.75	% (a)	04/15/2026	163,779
75,000	Weatherford International Ltd.	6.50	% (a)	09/15/2028	77,679
240,000	Weatherford International Ltd.	8.63	% (a)	04/30/2030	250,791
70,000	Wheel Pros, Inc.	6.50	% (a)	05/15/2029	21,438
190,000	WR Grace Holdings LLC	5.63	% (a)	08/15/2029	167,410
380,000	XHR LP	4.88	% (a)	06/01/2029	350,219
215,000	XPO, Inc.	7.13	% (a)	06/01/2031	222,797

Total US Corporate Bonds (Cost $36,606,066)					34,302,178

US Government and Agency Mortgage Backed Obligations - 8.6%
7,643,176	Federal Home Loan Mortgage Corporation Pass-Thru, Series KF89-AS (Secured Overnight Financing Rate 30 Day Average + 0.37%)	5.70%		09/25/2030	7,549,565
561,302	Federal Home Loan Mortgage Corporation REMICS, Series 3926-HS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.34%, 6.45% Cap)	1.00	% (j)(k)	09/15/2041	68,975
211,971	Federal Home Loan Mortgage Corporation REMICS, Series 4471-GA	3.00%		02/15/2044	197,249
13,355,631	Federal Home Loan Mortgage Corporation REMICS, Series 4851-PF (Secured Overnight Financing Rate 30 Day Average + 0.51%, 0.40% Floor, 6.50% Cap)	5.85%		08/15/2057	12,861,579
1,928,306	Federal Home Loan Mortgage Corporation REMICS, Series 4942-FB (Secured Overnight Financing Rate 30 Day Average + 0.61%, 0.50% Floor, 6.00% Cap)	5.95%		04/15/2040	1,896,980
11,359,864	Federal Home Loan Mortgage Corporation REMICS, Series 4944-F (Secured Overnight Financing Rate 30 Day Average + 0.56%, 0.45% Floor, 6.50% Cap)	5.90%		01/25/2050	11,160,596

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,457,175	Federal Home Loan Mortgage Corporation REMICS, Series 4981-GF (Secured Overnight Financing Rate 30 Day Average + 0.51%, 0.40% Floor, 6.50% Cap)	5.85%		06/25/2050	1,414,988
10,784,201	Federal Home Loan Mortgage Corporation REMICS, Series 5142-QI	3.00	% (j)	09/25/2051	1,774,566
6,258,248	Federal National Mortgage Association REMICS, Series 2013-12-FT (Secured Overnight Financing Rate 30 Day Average + 0.46%, 0.35% Floor, 6.50% Cap)	5.80%		02/25/2043	6,084,771
8,120,574	Federal National Mortgage Association REMICS, Series 2017-11-SK (-1 x Secured Overnight Financing Rate 30 Day Average + 5.94%, 6.05% Cap)	0.60	% (j)(k)	03/25/2047	1,039,455
4,177,874	Federal National Mortgage Association REMICS, Series 2018-86-MF (Secured Overnight Financing Rate 30 Day Average + 0.41%, 0.30% Floor, 6.50% Cap)	5.75%		12/25/2048	4,098,614
7,787,904	Federal National Mortgage Association REMICS, Series 2020-54-AS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.04%, 6.15% Cap)	0.70	% (j)(k)	08/25/2050	1,135,393
9,004,726	Federal National Mortgage Association REMICS, Series 2021-32-AI	3.00	% (j)	05/25/2046	1,000,031
5,305,230	Federal National Mortgage Association REMICS, Series 2022-43-FA (Secured Overnight Financing Rate 30 Day Average + 0.55%, 0.55% Floor, 6.00% Cap)	5.89%		07/25/2052	5,097,830
21,050,911	Federal National Mortgage Association, Series 2019-M7-X	0.33	% (i)(j)	04/25/2029	269,664
21,974,917	Federal National Mortgage Association, Series 2021-M8-X	0.25	% (i)(j)	11/25/2035	448,552
639,609	FREMF Mortgage Trust, Series 2016-KF18-B (Secured Overnight Financing Rate 30 Day Average + 5.61%, 5.50% Floor)	10.95	% (a)	05/25/2026	615,493
372,621	FREMF Mortgage Trust, Series 2017-KF27-B (Secured Overnight Financing Rate 30 Day Average + 4.46%, 4.35% Floor)	9.80	% (a)	12/25/2026	367,975
700,066	FREMF Mortgage Trust, Series 2017-KF30-B (Secured Overnight Financing Rate 30 Day Average + 3.36%, 3.25% Floor)	8.70	% (a)	03/25/2027	684,428
1,479,905	FREMF Mortgage Trust, Series 2017-KF34-B (Secured Overnight Financing Rate 30 Day Average + 2.81%, 2.55% Floor)	8.15	% (a)	08/25/2024	1,467,548
392,798	FREMF Mortgage Trust, Series 2018-KF44-B (Secured Overnight Financing Rate 30 Day Average + 2.26%, 2.15% Floor)	7.60	% (a)	02/25/2025	385,161
2,246,174	FREMF Mortgage Trust, Series 2019-KF71-C (Secured Overnight Financing Rate 30 Day Average + 6.11%, 6.00% Floor)	11.45	% (a)	10/25/2029	2,140,832
22,658,424	Government National Mortgage Association, Series 2013-155-IB	0.18	% (i)(j)	09/16/2053	121,010
7,676,645	Government National Mortgage Association, Series 2019-128-KS (-1 x Secured Overnight Financing Rate 1 Month + 2.74%, 0.00% Floor, 2.85% Cap)	0.00	% (j)(k)	10/20/2049	108,274
6,756,229	Government National Mortgage Association, Series 2020-104-SB (-1 x Secured Overnight Financing Rate 1 Month + 6.04%, 6.15% Cap)	0.68	% (j)(k)	07/20/2050	922,683
14,566,366	Government National Mortgage Association, Series 2020-115-YS (-1 x Secured Overnight Financing Rate 1 Month + 4.09%, 0.00% Floor, 4.20% Cap)	0.00	% (j)(k)	08/20/2050	627,885
29,241,474	Government National Mortgage Association, Series 2020-129-SA (-1 x Secured Overnight Financing Rate 1 Month + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	% (j)(k)	09/20/2050	797,383
36,168,986	Government National Mortgage Association, Series 2020-146-IJ	2.50	% (j)	10/20/2050	4,345,707
14,326,579	Government National Mortgage Association, Series 2020-189-SU (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.83	% (j)(k)	12/20/2050	2,090,248

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
11,843,390	Government National Mortgage Association, Series 2021-193-DS (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	% (j)(k)	11/20/2051	131,441
8,123,757	Government National Mortgage Association, Series 2021-1-SH (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.83	% (j)(k)	01/20/2051	1,154,902
27,431,827	Government National Mortgage Association, Series 2021-35-IO	1.03	% (i)(j)	12/16/2062	1,942,094
24,638,858	Government National Mortgage Association, Series 2023-15-IO	0.92	% (i)(j)	08/16/2064	1,838,189

Total US Government and Agency Mortgage Backed Obligations (Cost $84,312,845)					75,840,061

US Government and Agency Obligations - 1.1%
10,000,000	United States Treasury Notes	3.13%		08/15/2025	9,802,344

Total US Government and Agency Obligations (Cost $9,672,288)					9,802,344

Common Stocks - 0.0% (m)
1,098	Bright Bidco B.V. (b)(l)				714
1,671	Envision Healthcare Corporation (b)(l)				14,203
9,228	Flame Aggregator - Series R (b)(l)				64,873
917	Flame Aggregator - Series U (b)(l)				6,447
3,561	Intelsat Emergence S.A. (b)(l)				102,379

Total Common Stocks (Cost $410,295)					188,616

Escrow Notes - 0.0% (m)
400,000	Gulfport Energy Corporation (l)				1,502

Total Escrow Notes (Cost $-)					1,502

Warrants - 0.0% (m)
3,500	Avation PLC, Expiration 10/21/2026, Strike Price GBP 0.54 (l)				892

Total Warrants (Cost $-)					892

Short Term Investments - 19.9%
12,696,956	First American Government Obligations Fund - Class U	5.30	% (n)		12,696,956
12,696,956	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.29	% (n)		12,696,956
12,696,956	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.27	% (n)		12,696,956
140,000,000	United States Treasury Bills	0.00%		05/02/2024	137,575,582

Total Short Term Investments (Cost $175,601,883)					175,666,450

Total Investments - 99.5% (Cost $988,156,522)					879,122,320
Other Assets in Excess of Liabilities - 0.5%					4,224,179

NET ASSETS - 100.0%					$883,346,499

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Value determined using significant unobservable inputs.

(c)	Principal only security

(d)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(e)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(f)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(g)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(h)	Perpetual maturity. The date disclosed is the next call date of the security.

(i)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(j)	Interest only security

(k)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(l)	Non-income producing security

(m)	Represents less than 0.05% of net assets

(n)	Seven-day yield as of period end

(o)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

GBP	British Pound

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Short Term Investments	19.9%
Collateralized Loan Obligations	19.2%
Non-Agency Residential Collateralized Mortgage Obligations	17.8%
Non-Agency Commercial Mortgage Backed Obligations	9.4%
Bank Loans	9.0%
US Government and Agency Mortgage Backed Obligations	8.6%
Foreign Corporate Bonds	5.0%
Asset Backed Obligations	4.5%
US Corporate Bonds	3.9%
US Government and Agency Obligations	1.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.1%
Common Stocks	0.0%	(m)
Escrow Notes	0.0%	(m)
Warrants	0.0%	(m)
Other Assets and Liabilities	0.5%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Short Term Investments	19.9%
Collateralized Loan Obligations	19.2%
Non-Agency Residential Collateralized Mortgage Obligations	17.8%
Non-Agency Commercial Mortgage Backed Obligations	9.4%
US Government and Agency Mortgage Backed Obligations	8.6%
Asset Backed Obligations	4.5%
Utilities	1.5%
Healthcare	1.3%
Electronics/Electric	1.2%
Energy	1.2%
US Government and Agency Obligations	1.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.1%
Banking	1.0%
Business Equipment and Services	0.9%
Media	0.9%
Chemicals/Plastics	0.7%
Hotels/Motels/Inns and Casinos	0.6%
Transportation	0.6%
Telecommunications	0.6%
Mining	0.6%
Aerospace & Defense	0.6%
Retailers (other than Food/Drug)	0.5%
Consumer Products	0.5%
Leisure	0.4%
Automotive	0.4%
Insurance	0.4%
Building and Development (including Steel/Metals)	0.4%
Industrial Equipment	0.4%
Pharmaceuticals	0.4%
Construction	0.4%
Food Service	0.3%
Commercial Services	0.3%
Financial Intermediaries	0.3%
Containers and Glass Products	0.3%
Technology	0.2%
Finance	0.2%
Food Products	0.2%
Cosmetics/Toiletries	0.1%
Chemical Products	0.1%
Diversified Manufacturing	0.1%
Real Estate	0.1%
Beverage and Tobacco	0.1%
Environmental Control	0.1%
Pulp & Paper	0.0%	(m)
Other Assets and Liabilities	0.5%

	100.0%

Notes to Schedule of Investments

December 31, 2023 (Unaudited)

1. Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 17 funds, the DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”), along with DoubleLine Selective Credit Fund.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2. Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services—Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of December 31, 2023:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
Investments in Securities
Level 1
Short Term Investments	$385,668,763	$1,179,050,516	$995,549	$101,279,049	$12,888,281	$155,671,242
Affiliated Mutual Funds	—	450,698,184	—	—	—	—
Warrants	—	7,919	—	—	—	—
Total Level 1	385,668,763	1,629,756,619	995,549	101,279,049	12,888,281	155,671,242
Level 2
US Government and Agency Mortgage Backed Obligations	15,915,342,077	1,463,020,669	—	168,518,137	—	98,729,518
Non-Agency Residential Collateralized Mortgage Obligations	8,145,756,691	779,206,918	—	736,763,147	—	437,160,115
Non-Agency Commercial Mortgage Backed Obligations	2,240,264,590	363,165,349	—	759,303,806	—	421,772,772
US Government and Agency Obligations	1,968,200,082	1,554,827,501	—	1,262,036,593	—	871,365,002
Asset Backed Obligations	1,352,938,110	247,636,720	—	382,134,595	—	284,417,546
Collateralized Loan Obligations	1,020,039,072	260,583,256	—	889,265,171	2,002,441	647,956,913
US Corporate Bonds	—	1,047,935,433	—	388,203,198	4,841,988	264,572,313
Foreign Corporate Bonds	—	390,467,457	342,786,967	461,381,293	—	208,113,759
Bank Loans	—	220,824,544	—	191,072,088	154,456,072	198,665,208
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	72,774,006	84,076,962	111,108,599	—	33,066,453
Municipal Bonds	—	5,604,279	—	—	—	—
Escrow Notes	—	6,365	—	—	—	—
Short Term Investments	—	—	—	82,390,981	—	205,583,485
Total Level 2	30,642,540,622	6,406,052,497	426,863,929	5,432,177,608	161,300,501	3,671,403,084
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	249,219,181	703,045	—	385,461	—	9,993,174
Asset Backed Obligations	25,453,209	796,549	—	25,170,000	—	—
Collateralized Loan Obligations	494,317	2,392,583	—	—	—	—
Common Stocks	—	798,577	—	—	219,943	70,553
Bank Loans	—	485,048	—	—	388,418	—
Foreign Corporate Bonds	—	298,849	530,111	258,464	—	112,981
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	6,752,087
Total Level 3	275,166,707	5,474,651	530,111	25,813,925	608,361	16,928,795
Total	$31,303,376,092	$8,041,283,767	$428,389,589	$5,559,270,582	$174,797,143	$3,844,003,121

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
Other Financial Instruments
Level 1
Futures Contracts	$153,451,427	$20,351,282	$—	$—	$—	$—
Total Level 1	153,451,427	20,351,282	—	—	—	—
Level 2
Excess Return Swaps	—	—	—	—	—	380,812,045
Unfunded Loan Commitments	—	390	—	—	284	—
Total Level 2	—	390	—	—	284	380,812,045
Level 3	—	—	—	—	—	—
Total	$153,451,427	$20,351,672	$—	$—	$284	$380,812,045

Category	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
Investments in Securities
Level 1
Short Term Investments	$38,090,868	$329	$985,533	$3,541,362	$2,930,838	$12,217,879
Warrants	892	—	—	—	—	—
Total Level 1	38,091,760	329	985,533	3,541,362	2,930,838	12,217,879
Level 2
Collateralized Loan Obligations	164,948,467	—	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	150,421,676	—	—	—	—	—
Short Term Investments	137,575,582	—	—	144,694,914	1,687,374	—
Non-Agency Commercial Mortgage Backed Obligations	80,655,402	—	—	—	—	—
Bank Loans	79,224,330	—	—	—	—	—
US Government and Agency Mortgage Backed Obligations	75,840,061	—	45,942,139	—	—	—
Foreign Corporate Bonds	44,378,175	133,787,008	—	—	—	36,266,330
Asset Backed Obligations	36,252,779	—	—	—	—	133,933,085
US Corporate Bonds	34,302,178	—	—	—	—	164,552,070
US Government and Agency Obligations	9,802,344	—	10,963,629	—	55,206,433	2,804,101
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	9,607,664	28,608,701	—	—	85,843,380	6,609,446
Escrow Notes	1,502	—	—	—	—	—
Total Level 2	823,010,160	162,395,709	56,905,768	144,694,914	142,737,187	344,165,032
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	6,886,565	—	—	—	—	—
Collateralized Loan Obligations	4,550,525	—	—	—	—	—
Asset Backed Obligations	4,098,145	—	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	2,113,379	—	—	—	—	—

Category	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
Common Stocks	$188,616	$—	$—	$—	$—	$—
Bank Loans	106,058	—	—	—	—	—
Foreign Corporate Bonds	77,112	76,017	—	—	—	1,998,179
Total Level 3	18,020,400	76,017	—	—	—	1,998,179
Total	$879,122,320	$162,472,055	$57,891,301	$148,236,276	$145,668,025	$358,381,090
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$963,102	$—	$—	$—
Total Level 1	—	—	963,102	—	—	—
Level 2
Excess Return Swaps	—	—	—	(4,552,381)	—	—
Unfunded Loan Commitments	100	—	—	—	—	—
Total Level 2	100	—	—	(4,552,381)	—	—
Level 3	—	—	—	—	—	—
Total	$100	$—	$963,102	$(4,552,381)	$—	$—

Category	DoubleLine Shiller Enhanced International CAPE®	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$2,344,868	$—	$—	$9,887,338
Short Term Investments	1,418,436	257,083	9,018,671	343,149
Total Level 1	3,763,304	257,083	9,018,671	10,230,487
Level 2
US Government and Agency Obligations	11,864,823	—	1,762,344	851,517
Collateralized Loan Obligations	8,718,300	—	10,864,798	—
Non-Agency Residential Collateralized Mortgage Obligations	6,116,518	—	12,008,555	—
Non-Agency Commercial Mortgage Backed Obligations	5,534,474	—	7,450,659	—
US Corporate Bonds	3,182,611	—	—	—
Foreign Corporate Bonds	2,508,511	2,793,463	—	—
Asset Backed Obligations	1,528,261	—	1,754,990	—
US Government and Agency Mortgage Backed Obligations	1,456,824	—	3,375,621	—
Short Term Investments	745,442	—	—	1,393,799
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	352,157	9,805,861	—	—
Total Level 2	42,007,921	12,599,324	37,216,967	2,245,316

Category	DoubleLine Shiller Enhanced International CAPE®	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Level 3
Asset Backed Obligations	$—	$—	$1,369,835	$—
Total Level 3	—	—	1,369,835	—
Total	$45,771,225	$12,856,407	$47,605,473	$12,475,803
Other Financial Instruments
Level 1	$—	$—	$—	$—
Level 2
Excess Return Swaps	1,789,804	—	—	(518,728)
Forward Currency Exchange Contracts	1,061,551	—	—	—
Total Level 2	2,851,355	—	—	(518,728)
Level 3	—	—	—	—
Total	$2,851,355	$—	$—	$(518,728)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of December 31, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023(c)
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$7,119,685	$19,905	$(62,566)	$50,361	$—	$(240,820)	$—	$—	$6,886,565	$(61,405)
Collateralized Loan Obligations	1,520,905	—	142,401	541	17,577	—	2,869,101	—	4,550,525	155,719
Asset Backed Obligations	8,405,530	(883,975)	(3,303,157)	—	503,992	(624,245)	—	—	4,098,145	(3,546,951)
Non-Agency Commercial Mortgage Backed Obligations	983,389	2,068	66,025	5,618	—	(90,852)	1,147,131	—	2,113,379	46,204
Common Stocks	290,300	(32,896)	79,678	—	36,045	(184,511)	—	—	188,616	(15,115)
Bank Loans	107,055	291	(3,898)	3,606	—	(996)	—	—	106,058	(3,585)
Foreign Corporate Bonds	—	—	—	—	77,112	—	—	—	77,112	—
Rights	6,138	6,966	(6,138)	—	—	(6,966)	—	—	—	—

Total	$18,433,002	$(887,641)	$(3,087,655)	$60,126	$634,726	$(1,148,390)	$4,093,344	$—	$18,020,400	$(3,425,133)

DoubleLine Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of December 31, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023(c)
Investments in Securities
Asset Backed Obligations	$4,079,163	$(2,167,955)	$1,822,437	$(251)	$156,580	$(2,520,139)	$—	$—	$1,369,835	$(497,680)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of December 31, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$6,886,565	Market Comparables	Market Quotes	$91.74 ($91.74)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$4,550,525	Market Comparables	Market Quotes	$22.92 - $90.18 ($84.54)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,098,145	Market Comparables	Market Quotes	$9.32 - $86.29 ($58.55)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$2,113,379	Market Comparables	Market Quotes	$10.52 - $80.07 ($55.75)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$188,616	Market Comparables	Market Quotes	$0.65 - $28.75 ($18.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$106,058	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$77,112	Market Comparables	Market Quotes	$0.00 - $91.64 ($74.26)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of December 31, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$1,369,835	Market Comparables	Market Quotes	$13.75 - $4,800.90 ($1,636.13)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.